SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 67.1%

	Shares	Value
CHINA — 0.1%
NXP Semiconductors	1,309	$234,442

JAPAN — 0.0%
Allegro MicroSystems *	929	36,537

MEXICO — 0.0%
Southern Copper	787	52,548

PANAMA — 0.0%
Copa Holdings, Cl A	578	60,725

SWITZERLAND — 0.0%
TE Connectivity	1,704	208,706

UNITED STATES — 67.0%
COMMUNICATION SERVICES — 3.9%
Activision Blizzard *	3,284	263,377
Alphabet, Cl A *	28,620	3,516,540
Alphabet, Cl C *	25,025	3,087,334
AT&T	85,110	1,338,780
Charter Communications, Cl A *	404	131,765
Comcast, Cl A	34,500	1,357,575
Electronic Arts	1,941	248,448
Fox, Cl A	3,472	108,326
Fox, Cl B	2,648	77,348
Interpublic Group	4,420	164,380
Liberty Broadband, Cl C *	1,573	116,559
Liberty Media -Liberty Formula One, Cl C *	2,990	210,496
Liberty Media -Liberty SiriusXM, Cl A *	1,491	41,718
Liberty Media -Liberty SiriusXM, Cl B *	2,176	60,841
Live Nation Entertainment *	1,417	113,275
Meta Platforms, Cl A *	14,293	3,783,643
Netflix *	1,016	401,554
News, Cl A	5,717	104,678
News, Cl B	2,934	54,220
Omnicom Group	4,325	381,422
Paramount Global, Cl B	4,906	74,620
Pinterest, Cl A *	1,763	42,206
ROBLOX, Cl A *	977	40,897

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
COMMUNICATION SERVICES — continued
Roku, Cl A *	656	$38,179
Sirius XM Holdings	11,567	41,179
Spotify Technology *	279	41,543
Take-Two Interactive Software *	966	133,047
T-Mobile US *	9,594	1,316,777
Trade Desk, Cl A *	810	56,765
Verizon Communications	45,696	1,628,148
Walt Disney *	6,849	602,438
Warner Bros Discovery *	15,823	178,484
ZoomInfo Technologies, Cl A *	900	22,257
		19,778,819

CONSUMER DISCRETIONARY — 6.3%
Advance Auto Parts	894	65,164
Airbnb, Cl A *	819	89,902
Amazon.com *	44,294	5,340,970
Aptiv *	1,406	123,840
Aramark	3,598	142,049
Autoliv	517	42,136
AutoNation *	7,727	1,011,619
AutoZone *	394	940,415
Bath & Body Works	3,762	132,573
Best Buy	5,622	408,551
Booking Holdings *	164	411,438
BorgWarner	3,607	159,898
Brunswick	452	34,126
Burlington Stores *	229	34,455
Caesars Entertainment *	1,927	79,026
Capri Holdings *	2,401	84,275
CarMax *	2,063	148,969
Carnival *	5,725	64,292
Chipotle Mexican Grill, Cl A *	180	373,768
Choice Hotels International	751	85,231
Churchill Downs	274	37,215
Darden Restaurants	1,419	224,940
Deckers Outdoor *	227	107,825
Dick’s Sporting Goods	6,194	789,797
Domino’s Pizza	573	166,084
DoorDash, Cl A *	805	52,558
DR Horton	9,765	1,043,293

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
eBay	6,332	$269,363
Etsy *	692	56,087
Expedia Group *	668	63,934
Five Below *	508	87,640
Floor & Decor Holdings, Cl A *	1,404	128,199
Ford Motor	32,143	385,716
Garmin	2,036	210,013
General Motors	10,175	329,772
Gentex	7,380	193,799
Genuine Parts	1,684	250,798
Harley-Davidson	7,104	221,005
Hasbro	2,120	125,822
Hilton Worldwide Holdings	1,877	255,497
Home Depot	5,159	1,462,319
Hyatt Hotels, Cl A	425	45,679
Las Vegas Sands *	3,090	170,352
Lear	618	75,804
Lennar, Cl A	4,547	487,075
Lennar, Cl B	300	28,365
LKQ	12,623	665,863
Lowe’s	5,107	1,027,171
Lululemon Athletica *	1,350	448,106
Macy’s	7,214	98,038
Marriott International, Cl A	1,649	276,686
McDonald’s	3,961	1,129,321
NIKE, Cl B	6,590	693,663
NVR *	44	244,386
O’Reilly Automotive *	717	647,673
Penske Automotive Group	7,203	995,599
Polaris	719	77,443
Pool	1,364	431,338
PulteGroup	11,343	749,545
PVH	2,949	253,673
Ross Stores	2,424	251,175
Royal Caribbean Cruises *	503	40,728
Service International	2,804	178,362
Starbucks	6,498	634,465
Tapestry	3,019	120,820
Tempur Sealy International	2,020	71,993
Tesla *	10,187	2,077,435
Thor Industries	1,364	106,760

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
TJX	9,858	$756,996
Toll Brothers	3,380	228,826
Tractor Supply	3,585	751,380
Ulta Beauty *	816	334,421
Vail Resorts	505	122,816
Whirlpool	1,387	179,325
Williams-Sonoma	5,409	613,976
Wynn Resorts	834	82,316
Yum! Brands	2,040	262,528
		31,594,475

CONSUMER STAPLES — 5.6%
Albertsons, Cl A	2,408	49,027
Altria Group	26,366	1,171,178
Archer-Daniels-Midland	5,125	362,081
BJ’s Wholesale Club Holdings *	2,658	166,524
Brown-Forman, Cl A	359	22,563
Brown-Forman, Cl B	1,246	76,965
Bunge	1,742	161,379
Campbell Soup	48,705	2,462,038
Casey’s General Stores	678	152,991
Celsius Holdings *	347	43,559
Church & Dwight	2,027	187,396
Clorox	280	44,290
Coca-Cola	27,210	1,623,349
Colgate-Palmolive	4,095	304,586
Conagra Brands	23,508	819,724
Constellation Brands, Cl A	769	186,844
Costco Wholesale	2,201	1,125,944
Coty, Cl A *	5,045	54,688
Darling Ingredients *	2,067	131,006
Dollar General	5,285	1,062,761
Dollar Tree *	3,120	420,826
Estee Lauder, Cl A	2,132	392,352
Flowers Foods	33,238	830,285
General Mills	19,227	1,618,145
Hershey	1,353	351,374
Hormel Foods	3,234	123,700
J M Smucker	8,570	1,256,276
Kellogg	4,310	287,779

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Keurig Dr Pepper	3,589	$111,690
Kimberly-Clark	2,158	289,776
Kraft Heinz	3,975	151,924
Kroger	19,901	902,112
Lamb Weston Holdings	3,037	337,714
McCormick	1,686	144,638
Molson Coors Beverage, Cl B	1,922	118,876
Mondelez International, Cl A	11,963	878,204
Monster Beverage *	2,824	165,543
PepsiCo	11,435	2,085,172
Performance Food Group *	1,180	65,242
Philip Morris International	6,507	585,695
Procter & Gamble	11,235	1,600,987
Sysco	3,290	230,136
Target	9,869	1,292,148
Tyson Foods, Cl A	3,016	152,730
US Foods Holding *	1,994	79,321
Walgreens Boots Alliance	8,151	247,546
Walmart	23,357	3,430,443
		28,359,527

ENERGY — 6.4%
Antero Resources *	3,433	70,068
APA	13,905	441,901
Baker Hughes, Cl A	9,283	252,962
Cheniere Energy	1,815	253,682
Chesapeake Energy	2,276	171,269
Chevron	38,657	5,822,517
ConocoPhillips	28,576	2,837,597
Coterra Energy	8,475	197,044
Devon Energy	33,919	1,563,666
Diamondback Energy	6,602	839,444
EOG Resources	12,221	1,311,191
EQT	2,836	98,608
Exxon Mobil	94,497	9,655,703
Halliburton	14,544	416,686
Hess	2,620	331,875
HF Sinclair	2,800	116,032
Kinder Morgan	12,238	197,154
Marathon Oil	74,648	1,654,200

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
ENERGY — continued
Marathon Petroleum	16,157	$1,695,031
Occidental Petroleum	17,889	1,031,480
ONEOK	6,358	360,244
Ovintiv	4,966	164,226
PDC Energy	803	55,102
Phillips 66	3,800	348,118
Pioneer Natural Resources	3,510	700,034
Range Resources	1,508	41,274
Schlumberger	7,561	323,838
Southwestern Energy *	7,681	36,638
Targa Resources	3,612	245,797
Texas Pacific Land	64	83,437
Valero Energy	8,628	923,541
Vitesse Energy	141	3,266
Williams	6,566	188,181
		32,431,806

FINANCIALS — 8.5%
Aflac	6,300	404,523
Allstate	7,457	808,712
Ally Financial	5,697	151,939
American Express	3,969	629,324
American Financial Group	2,247	252,271
American International Group	4,577	241,803
Ameriprise Financial	4,223	1,260,439
Aon, Cl A	2,189	674,847
Apollo Global Management	2,331	155,827
Arch Capital Group *	12,590	877,523
Ares Management, Cl A	1,108	96,496
Arthur J Gallagher	1,311	262,633
Assurant	1,374	164,866
Assured Guaranty	9,901	512,377
Axis Capital Holdings	788	40,897
Bank of America	34,239	951,502
Bank of New York Mellon	6,027	242,285
Bank OZK	3,480	120,338
Berkshire Hathaway, Cl B *	8,577	2,753,903
BlackRock, Cl A	553	363,625
Blackstone, Cl A	3,114	266,683
Block, Cl A *	1,401	84,606

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Brown & Brown	4,375	$272,694
Capital One Financial	3,001	312,734
Carlyle Group	4,228	115,889
Cboe Global Markets	1,155	152,945
Charles Schwab	6,282	330,999
Chubb	3,748	696,378
Cincinnati Financial	1,700	164,050
Citigroup	19,275	854,268
Citizens Financial Group	4,500	116,010
CME Group, Cl A	1,526	272,773
CNA Financial	896	33,027
Coinbase Global, Cl A *	732	45,530
Commerce Bancshares	1,660	79,597
Discover Financial Services	4,201	431,611
East West Bancorp	16,434	786,367
Equitable Holdings	8,532	209,375
Erie Indemnity, Cl A	726	155,437
Everest Re Group	1,242	422,305
F&G Annuities & Life	412	8,520
FactSet Research Systems	625	240,556
Fidelity National Financial	10,150	346,521
Fidelity National Information Services	2,170	118,417
Fifth Third Bancorp	6,198	150,425
First American Financial	1,494	82,065
First Citizens BancShares, Cl A	239	298,081
Fiserv *	2,422	271,724
FleetCor Technologies *	1,056	239,237
Franklin Resources	3,098	74,383
Global Payments	768	75,026
Globe Life	2,088	215,440
Goldman Sachs Group	2,179	705,778
Hanover Insurance Group	311	34,664
Hartford Financial Services Group	6,201	424,893
Huntington Bancshares	13,524	139,432
Interactive Brokers Group, Cl A	500	38,615
Intercontinental Exchange	1,852	196,219
Invesco	2,348	33,764
Jack Henry & Associates	1,075	164,357
Jefferies Financial Group	4,130	124,189
JPMorgan Chase	36,821	4,996,978
KeyCorp	10,707	100,003

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
KKR	2,812	$144,790
Loews	2,777	155,512
LPL Financial Holdings	893	173,939
M&T Bank	1,264	150,618
Markel Group *	120	157,768
MarketAxess Holdings	273	74,368
Marsh & McLennan	3,015	522,138
Mastercard, Cl A	4,779	1,744,431
MetLife	8,043	398,531
Moody’s	923	292,480
Morgan Stanley	20,347	1,663,571
Morningstar	512	104,806
MSCI, Cl A	498	234,324
Nasdaq	8,031	444,516
Northern Trust	2,133	153,405
Old Republic International	3,920	96,001
PayPal Holdings *	1,821	112,884
PNC Financial Services Group	1,806	209,189
Primerica	226	41,137
Principal Financial Group	3,698	242,071
Progressive	5,413	692,377
Prudential Financial	4,605	362,367
Raymond James Financial	2,739	247,469
Regions Financial	54,159	935,326
Reinsurance Group of America, Cl A	383	53,620
RenaissanceRe Holdings	287	54,062
Robinhood Markets, Cl A *	7,751	69,139
S&P Global	1,257	461,860
SEI Investments	2,552	144,392
State Street	3,066	208,549
Synchrony Financial	28,425	880,038
T Rowe Price Group	2,853	305,727
Tradeweb Markets, Cl A	940	62,933
Travelers	10,184	1,723,540
Truist Financial	5,733	174,685
Unum Group	2,971	129,090
US Bancorp	7,900	236,210
Visa, Cl A	7,633	1,687,122
Wells Fargo	19,284	767,696
Willis Towers Watson	967	211,628

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
WR Berkley	8,746	$486,977
		42,859,981

HEALTH CARE — 9.8%
Abbott Laboratories	6,781	691,662
AbbVie	27,965	3,858,051
Agilent Technologies	2,087	241,403
agilon health *	2,031	40,376
Align Technology *	224	63,316
Alnylam Pharmaceuticals *	673	124,512
AmerisourceBergen, Cl A	5,419	922,043
Amgen	2,879	635,251
Avantor *	4,274	85,224
Baxter International	4,013	163,409
Becton Dickinson	973	235,233
Biogen *	884	262,026
BioMarin Pharmaceutical *	1,333	115,891
Bio-Rad Laboratories, Cl A *	376	140,380
Bio-Techne	1,597	130,619
Boston Scientific *	4,427	227,902
Bristol-Myers Squibb	13,716	883,859
Bruker	1,269	87,688
Cardinal Health	3,324	273,565
Centene *	4,463	278,536
Charles River Laboratories International *	463	89,535
Chemed	100	53,377
Cigna Group	2,708	669,986
Cooper	384	142,668
CVS Health	9,497	646,081
Danaher	5,558	1,276,228
DaVita *	2,294	214,879
DENTSPLY SIRONA	1,306	47,173
DexCom *	1,310	153,611
Edwards Lifesciences *	1,683	141,759
Elevance Health	2,821	1,263,300
Eli Lilly	11,463	4,922,900
Exact Sciences *	561	45,766
GE HealthCare Technologies	1,355	107,763
Gilead Sciences	15,684	1,206,727
HCA Healthcare	4,997	1,320,157

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Henry Schein *	2,209	$163,245
Hologic *	3,662	288,895
Horizon Therapeutics *	1,876	187,656
Humana	1,491	748,288
IDEXX Laboratories *	883	410,392
Illumina *	386	75,907
Incyte *	1,459	89,802
Insulet *	201	55,124
Intuitive Surgical *	816	251,198
IQVIA Holdings *	1,590	313,087
Jazz Pharmaceuticals *	876	112,268
Johnson & Johnson	13,345	2,069,276
Laboratory Corp of America Holdings	1,179	250,573
McKesson	5,097	1,992,112
Medtronic	4,986	412,641
Merck	53,217	5,875,689
Mettler-Toledo International *	275	363,514
Moderna *	4,091	522,462
Molina Healthcare *	2,627	719,535
Neurocrine Biosciences *	980	87,739
Novocure *	472	33,894
Pfizer	46,814	1,779,868
Quest Diagnostics	3,338	442,786
Regeneron Pharmaceuticals *	898	660,533
Repligen *	508	85,303
ResMed	1,703	358,975
Revvity	1,253	144,496
Royalty Pharma, Cl A	2,289	74,942
Seagen *	699	136,794
Shockwave Medical *	137	37,687
STERIS	725	144,978
Stryker	1,096	302,036
Teleflex	95	22,301
Thermo Fisher Scientific	2,241	1,139,459
United Therapeutics *	2,503	524,979
UnitedHealth Group	9,193	4,479,197
Universal Health Services, Cl B	1,352	178,640
Veeva Systems, Cl A *	939	155,592
Vertex Pharmaceuticals *	1,838	594,722
Viatris, Cl W	2,200	20,130
Waters *	629	158,017

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
West Pharmaceutical Services	357	$119,463
Zimmer Biomet Holdings	1,802	229,467
Zoetis, Cl A	4,192	683,338
		49,259,856

INDUSTRIALS — 9.2%
3M	3,784	353,085
A O Smith	2,094	133,890
Advanced Drainage Systems	211	20,418
AECOM	3,513	274,190
AGCO	3,669	404,617
Air Lease, Cl A	1,766	67,143
Allegion	1,516	158,786
Allison Transmission Holdings	1,297	61,348
American Airlines Group *	10,957	161,944
AMETEK	2,718	394,300
Automatic Data Processing	3,844	803,358
Avis Budget Group *	252	42,283
Axon Enterprise *	153	29,515
Boeing *	2,431	500,057
Booz Allen Hamilton Holding, Cl A	6,510	654,776
Broadridge Financial Solutions	2,422	355,356
Builders FirstSource *	12,692	1,471,637
BWX Technologies	650	39,208
Carlisle	1,424	302,515
Carrier Global	8,783	359,225
Caterpillar	6,340	1,304,455
Ceridian HCM Holding *	1,677	103,722
CH Robinson Worldwide	546	51,619
Cintas	1,601	755,896
Clean Harbors *	272	38,189
Copart *	8,618	754,851
CoStar Group *	2,280	181,032
CSX	18,285	560,801
Cummins	5,018	1,025,729
Curtiss-Wright	222	35,089
Deere	2,423	838,310
Delta Air Lines *	6,402	232,585
Dover	5,664	755,181
Eaton	7,093	1,247,659

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
EMCOR Group	202	$33,298
Emerson Electric	4,893	380,088
Equifax	822	171,486
Expeditors International of Washington	3,414	376,598
Fastenal	13,458	724,713
FedEx	1,424	310,404
Ferguson	399	57,819
Fortive	2,477	161,277
Fortune Brands Innovations	644	38,930
FTI Consulting *	932	175,225
General Dynamics	2,924	597,022
General Electric	4,066	412,787
Genpact	3,124	114,901
Graco	2,579	197,268
HEICO	933	144,223
HEICO, Cl A	711	86,635
Honeywell International	2,962	567,519
Howmet Aerospace	8,692	371,583
Hubbell, Cl B	2,808	793,148
Huntington Ingalls Industries	492	99,079
IDEX	1,379	274,642
Illinois Tool Works	1,870	409,025
Ingersoll Rand	8,696	492,715
ITT	3,446	262,447
Jacobs Solutions	4,060	444,976
JB Hunt Transport Services	2,083	347,799
Johnson Controls International	6,565	391,931
Knight-Swift Transportation Holdings, Cl A	1,320	72,587
L3Harris Technologies	984	173,105
Landstar System	1,983	347,779
Leidos Holdings	1,976	154,247
Lennox International	518	142,714
Lincoln Electric Holdings	194	32,914
Lockheed Martin	7,149	3,174,227
Masco	2,793	134,958
MDU Resources Group	1,300	37,934
Middleby *	240	31,680
Nordson	1,091	237,762
Norfolk Southern	2,433	506,502
Northrop Grumman	637	277,407
Old Dominion Freight Line	3,488	1,082,815

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Otis Worldwide	2,931	$233,044
Owens Corning	4,713	501,133
PACCAR	8,660	595,635
Parker-Hannifin	2,388	765,211
Paychex	1,698	178,171
Paycom Software	453	126,899
Paylocity Holding *	364	62,881
Pentair	2,567	142,391
Quanta Services	6,618	1,175,224
Raytheon Technologies	6,888	634,660
Regal Beloit	3,694	479,814
Republic Services, Cl A	2,432	344,444
Robert Half International	510	33,160
Rockwell Automation	1,009	281,107
Rollins	3,031	119,179
Snap-on	1,943	483,535
Southwest Airlines	6,046	180,594
SS&C Technologies Holdings	2,241	123,165
Stanley Black & Decker	1,173	87,940
Tetra Tech	304	41,791
Textron	2,354	145,642
Timken	2,256	161,417
Toro	1,660	162,398
Trane Technologies	5,971	974,646
TransDigm Group *	367	283,930
TransUnion	1,838	132,299
Uber Technologies *	1,759	66,719
U-Haul Holding *	274	14,459
U-Haul Holding, Cl B	2,466	114,151
Union Pacific	5,383	1,036,335
United Airlines Holdings *	27,086	1,285,637
United Parcel Service, Cl B	6,527	1,090,009
United Rentals	4,229	1,411,598
Valmont Industries	256	67,141
Verisk Analytics, Cl A	2,096	459,255
Waste Management	3,097	501,466
Watsco	933	302,637
WESCO International	1,782	244,811
Westinghouse Air Brake Technologies	1,985	183,871
WillScot Mobile Mini Holdings *	2,899	124,889
WW Grainger	1,402	909,926

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
XPO *	2,390	$112,163
Xylem	3,101	310,720
		46,003,035

INFORMATION TECHNOLOGY — 13.3%
Accenture, Cl A	6,813	2,084,233
Adobe *	2,061	861,065
Advanced Micro Devices *	6,860	810,921
Akamai Technologies *	2,595	239,051
Amdocs	2,590	243,900
Amphenol, Cl A	5,271	397,697
Analog Devices	2,476	439,960
ANSYS *	498	161,148
Apple	79,690	14,125,052
Applied Materials	6,008	800,866
AppLovin, Cl A *	1,400	35,014
Arista Networks *	1,632	271,467
Arrow Electronics *	2,061	261,005
Aspen Technology *	407	66,715
Atlassian, Cl A *	245	44,294
Autodesk *	948	189,022
BILL Holdings *	387	40,085
Black Knight *	1,347	77,830
Broadcom	3,217	2,599,207
Cadence Design Systems *	3,228	745,377
CDW	4,332	743,761
Ciena *	429	20,051
Cisco Systems	21,543	1,070,041
Cognizant Technology Solutions, Cl A	4,719	294,890
Corning	6,629	204,240
Crowdstrike Holdings, Cl A *	183	29,304
Datadog, Cl A *	214	20,311
Dell Technologies, Cl C	1,924	86,214
Dropbox, Cl A *	4,271	98,318
Dynatrace *	2,582	131,656
Enphase Energy *	1,629	283,251
Entegris	1,557	163,874
EPAM Systems *	1,035	265,602
F5 *	554	81,759
Fair Isaac *	607	478,116

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
First Solar *	2,529	$513,286
Flex *	5,048	128,169
Fortinet *	8,271	565,157
Gartner *	1,457	499,547
Gen Digital	10,521	184,538
GLOBALFOUNDRIES *	1,166	68,013
GoDaddy, Cl A *	974	71,472
Hewlett Packard Enterprise	22,176	319,778
HP	9,296	270,142
HubSpot *	117	60,605
Intel	10,886	342,256
International Business Machines	9,045	1,163,096
Intuit	750	314,340
Jabil	3,978	356,111
Juniper Networks	1,789	54,332
Keysight Technologies *	5,333	862,879
KLA	3,019	1,337,387
Lam Research	2,639	1,627,471
Lattice Semiconductor *	2,455	199,616
Manhattan Associates *	800	145,136
Marvell Technology	4,925	288,063
Microchip Technology	4,856	365,463
Micron Technology	7,726	526,913
Microsoft	46,891	15,398,535
MongoDB, Cl A *	114	33,492
Monolithic Power Systems	232	113,659
Motorola Solutions	3,324	937,102
NetApp	1,536	101,914
NVIDIA	5,854	2,214,802
Okta, Cl A *	302	27,452
ON Semiconductor *	12,199	1,019,836
Oracle	7,002	741,792
Palantir Technologies, Cl A *	6,790	99,881
Palo Alto Networks *	558	119,072
PTC *	1,123	150,931
Qorvo *	1,046	101,734
QUALCOMM	9,810	1,112,552
Roper Technologies	445	202,128
Salesforce *	2,215	494,787
Seagate Technology Holdings	4,495	270,150
ServiceNow *	215	117,128

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Skyworks Solutions	376	$38,920
Snowflake, Cl A *	322	53,246
SolarEdge Technologies *	411	117,065
Splunk *	213	21,149
Super Micro Computer *	363	81,294
Synopsys *	2,033	924,934
TD SYNNEX	3,864	345,364
Teledyne Technologies *	1,397	542,944
Teradyne	4,998	500,750
Texas Instruments	5,074	882,267
Trimble *	2,367	110,468
Twilio, Cl A *	952	66,278
Tyler Technologies *	233	92,492
Ubiquiti	1,157	188,765
VeriSign *	777	173,520
VMware, Cl A *	814	110,940
Western Digital *	3,634	140,745
Zebra Technologies, Cl A *	712	186,950
Zoom Video Communications, Cl A *	352	23,630
Zscaler *	223	30,212
		66,617,947

MATERIALS — 2.4%
Air Products & Chemicals	740	199,164
Albemarle	3,579	692,644
Amcor	13,649	131,576
AptarGroup	607	68,281
Avery Dennison	1,415	227,999
Ball	300	15,348
Berry Global Group	600	34,326
Celanese, Cl A	1,553	161,543
CF Industries Holdings	1,618	99,523
Chemours	11,648	308,556
Cleveland-Cliffs *	12,368	171,668
Corteva	6,769	362,074
Crown Holdings	3,489	265,966
Dow	11,069	539,946
DuPont de Nemours	3,291	221,122
Eagle Materials	262	42,688
Eastman Chemical	2,034	156,801

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Ecolab	1,007	$166,205
Element Solutions	4,689	84,074
FMC	1,449	150,812
Freeport-McMoRan	16,365	561,974
Graphic Packaging Holding	6,946	166,009
International Flavors & Fragrances	2,108	162,927
International Paper	5,853	172,312
Linde	2,187	773,454
LyondellBasell Industries, Cl A	7,009	599,550
Martin Marietta Materials	531	211,359
Mosaic	8,053	257,374
Newmont	3,928	159,280
Nucor	7,329	967,868
Olin	9,168	433,738
Packaging Corp of America	3,028	375,563
PPG Industries	2,282	299,604
Reliance Steel & Aluminum	3,737	876,999
RPM International	3,968	316,607
Sherwin-Williams	1,439	327,775
Steel Dynamics	8,275	760,473
United States Steel	4,289	89,726
Vulcan Materials	1,187	232,059
Westlake	1,500	155,925
Westrock	4,381	122,712
		12,123,604

REAL ESTATE — 0.2%
CBRE Group, Cl A *	6,825	511,329
Gaming and Leisure Properties ‡	1,922	92,525
VICI Properties, Cl A ‡	3,851	119,112
Zillow Group, Cl C *	1,300	59,293
		782,259

UTILITIES — 1.4%
AES	5,821	114,906
Alliant Energy	1,852	95,304
Ameren	1,670	135,387
American Electric Power	2,485	206,553
American Water Works	1,226	177,096
Atmos Energy	3,484	401,635

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Avangrid	659	$24,732
CenterPoint Energy	5,209	146,946
CMS Energy	1,938	112,365
Consolidated Edison	3,819	356,313
Constellation Energy	2,197	184,592
Dominion Energy	3,249	163,360
DTE Energy	1,300	139,880
Duke Energy	2,844	253,941
Edison International	1,730	116,810
Entergy	1,355	133,061
Essential Utilities	3,319	135,216
Evergy	1,983	114,716
Eversource Energy	2,319	160,544
Exelon	7,674	304,274
FirstEnergy	3,669	137,184
NextEra Energy	10,148	745,472
NiSource	5,185	139,425
NRG Energy	5,389	182,094
PG&E *	18,170	307,800
Pinnacle West Capital	2,812	217,311
PPL	5,203	136,319
Public Service Enterprise Group	3,423	204,524
Sempra Energy	1,958	281,032
Southern	4,088	285,138
Vistra	9,173	219,877
WEC Energy Group	1,273	111,197
Xcel Energy	6,159	402,121
		6,847,125
		336,658,434
Total Common Stock
(Cost $257,332,901)		337,251,392

REGISTERED INVESTMENT COMPANIES — 31.9%
EQUITY FUNDS — 31.9%
AQR Large Cap Defensive Style Fund, Cl R6 *	572,312	14,296,366
DFA Real Estate Securities Portfolio, Cl I *	810,442	29,005,722
DFA US Small Cap Portfolio, Cl I *	518,206	19,748,823
DFA US Small Cap Value Portfolio, Cl I *	255,003	9,442,772
DFA US Targeted Value Portfolio, Cl I	1,173,812	30,671,713
iShares MSCI USA Min Vol Factor ETF	427,184	30,518,025

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued

	Shares	Value
EQUITY FUNDS — continued
Vanguard Small Cap Value ETF	57,295	$8,700,819
Vanguard U.S. Quality Factor ETF	54,607	5,751,755
Vanguard U.S. Value Factor ETF	135,502	12,436,130

Total Registered Investment Companies
(Cost $126,779,503)		160,572,125

RIGHTS — 0.0%
	Number of Rights
Abiomed* (1)	362	5,651
(Cost $–)		5,651

SHORT-TERM INVESTMENT — 0.5%
	Shares
DWS Government Money Market Series, Institutional Shares, 5.170% (A)
(Cost $2,325,406)	2,325,406	2,325,406
Total Investments — 99.5%
(Cost $386,437,810)		$500,154,574

A list of open futures contracts held by the Fund at May 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 Index E-MINI	8	Jun-2023	$1,618,376	$1,676,200	$57,824

Percentages are based on Net Assets of $502,468,483.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Level 3 security in accordance with fair value hierarchy.
(A)	The rate reported is the 7-day effective yield as of May 31, 2023.

Cl — Class

ETF — Exchange-Traded Fund

MIN — Minimum

MSCI — Morgan Stanley Capital International

SYMMETRY PANORAMIC US EQUITY FUND

MAY 31, 2023 (UNAUDITED)

NASDAQ – National Association of Securities Dealers and Automated Quotations

S&P— Standard & Poor's

VOL — Volatility

Amounts designated as “—” are $0.

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 66.2%

	Shares	Value
EQUITY FUNDS — 66.2%
AQR International Defensive Style Fund, Cl R6*	678,066	$9,113,201
Avantis Emerging Markets Equity ETF	284,000	14,728,240
Avantis International Equity ETF	91,878	5,115,767
Avantis International Small Cap Value ETF	114,505	6,420,295
DFA Emerging Markets Portfolio, Cl I *	798,379	20,717,931
DFA Emerging Markets Small Cap Portfolio, Cl I *	551,140	11,595,995
DFA Emerging Markets Targeted Value Portfolio, Cl I *	243,392	2,489,903
DFA International High Relative Profitability Portfolio, Cl I *	1,223,676	14,378,194
DFA International Real Estate Securities, Cl I *	2,317,281	8,365,386
DFA International Small Cap Growth Portfolio, Cl I *	141,917	2,008,129
DFA International Small Cap Value Portfolio, Cl I *	703,739	13,631,425
DFA International Value Portfolio, Cl I *	762,365	14,027,517
DFA Large Cap International Portfolio, Cl I *	1,105,571	27,075,426
Dimensional Emerging Markets High Profitability	218,679	5,005,562
iShares MSCI EAFE Min Vol Factor ETF	147,848	9,959,041
iShares MSCI Emerging Markets Min Vol Factor ETF	199,745	10,898,087
Schwab International Small-Cap Equity ETF	74,825	2,444,533

Total Registered Investment Companies
(Cost $156,822,388)		177,974,632

COMMON STOCK — 30.5%
AUSTRALIA — 0.8%
AngloGold Ashanti ADR	16,978	410,868
BHP Group	560	15,323
BlueScope Steel	2,779	33,515
Brambles	6,138	54,802
Coles Group	30,388	355,094
Fortescue Metals Group	34,944	437,549
Glencore	54,740	279,949
Mineral Resources	767	35,331
Northern Star Resources	2,019	17,074
Pilbara Minerals	16,970	48,649
QBE Insurance Group	3,191	30,264

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
AUSTRALIA — continued
REA Group	1,089	$97,282
Rio Tinto	542	32,028
Sonic Healthcare	956	21,865
South32	16,256	41,559
Wesfarmers	1,889	58,486
Woodside Energy Group	8,310	183,875
Woolworths Group	4,135	100,869
		2,254,382

BELGIUM — 0.1%
Ageas	361	14,442
KBC Group	2,206	144,933
Solvay	207	21,657
		181,032

BRAZIL — 0.9%
Banco do Brasil	52,000	459,291
BB Seguridade Participacoes	70,400	431,423
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	24,713	257,509
CPFL Energia	34,600	207,192
Itau Unibanco Holding ADR *	53,504	275,011
PRIO *	28,800	193,862
TIM	31,000	84,813
Ultrapar Participacoes	5,900	19,689
Vale ADR, Cl B	16,032	203,286
WEG	8,000	59,969
Wheaton Precious Metals	1,709	77,449
Yara International	1,419	53,026
		2,322,520

CANADA — 2.5%
Agnico Eagle Mines	400	20,355
Alimentation Couche-Tard	6,984	338,165
BCE	527	23,774
Canadian Natural Resources	19,701	1,061,314
Canadian Pacific Kansas City	5,030	383,280
Canadian Tire, Cl A	1,258	151,108
Cenovus Energy	32,912	525,865
CGI, Cl A *	292	30,243

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CANADA — continued
Constellation Software	28	$57,093
Dollarama	865	52,620
Empire	1,758	44,834
George Weston	3,543	416,756
Hydro One	1,413	40,272
Imperial Oil	9,435	428,276
Intact Financial	2,334	343,971
Loblaw	5,718	499,941
Lumine Group *	—	—
Magna International	471	22,788
National Bank of Canada	6,172	442,474
Nutrien	1,319	69,492
RB Global	1,530	79,921
Restaurant Brands International	812	58,955
Royal Bank of Canada	6,849	612,651
Saputo	1,558	40,307
Sun Life Financial	5,631	272,735
Teck Resources, Cl B	6,593	257,358
Tourmaline Oil	7,099	296,772
WSP Global	1,891	234,345
		6,805,665

CHILE — 0.0%
Antofagasta	7,299	121,449

CHINA — 5.1%
3SBio	203,000	205,629
AAC Technologies Holdings	49,000	100,462
Agricultural Bank of China, Cl A	35,800	17,739
Agricultural Bank of China, Cl H	1,071,000	403,599
Airtac International Group	1,046	33,718
Alibaba Group Holding *	106,700	1,061,919
Anhui Conch Cement, Cl A	4,300	15,168
Bank of Beijing, Cl A	31,100	20,698
Bank of China, Cl A	32,800	18,002
Bank of China, Cl H	2,432,000	952,024
Bank of Communications, Cl A	25,400	20,917
Bank of Ningbo, Cl A	6,868	23,800
Bank of Shanghai, Cl A	15,700	13,633
Baoshan Iron & Steel, Cl A	58,500	48,405
BeiGene *	4,200	71,390

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
Beijing Enterprises Holdings	27,500	$106,267
BOE Technology Group, Cl A	110,400	61,733
Budweiser Brewing APAC	21,300	53,596
BYD, Cl A	1,200	42,966
BYD, Cl H	4,500	135,889
BYD Electronic International	58,000	168,831
C&D International Investment Group	49,000	123,095
China CITIC Bank, Cl H	381,000	200,555
China Coal Energy, Cl H	304,000	229,850
China Communications Services, Cl H	212,000	100,823
China Construction Bank, Cl H	946,000	605,138
China Everbright Bank, Cl A	35,600	15,784
China Galaxy Securities, Cl H	98,000	52,822
China Gas Holdings	7,800	8,846
China Hongqiao Group	147,500	104,679
China Literature *	13,000	49,179
China Longyuan Power Group, Cl H	127,000	142,557
China Merchants Bank, Cl A	7,100	32,287
China Merchants Bank, Cl H	12,500	58,127
China Merchants Port Holdings	14,000	20,308
China Merchants Securities, Cl A	9,800	19,183
China Merchants Shekou Industrial Zone Holdings, Cl A	16,600	29,671
China Minsheng Banking, Cl A	28,800	16,050
China Overseas Property Holdings	10,000	9,176
China Pacific Insurance Group, Cl A	7,600	29,802
China Pacific Insurance Group, Cl H	35,200	89,098
China Petroleum & Chemical, Cl A	93,900	84,034
China Petroleum & Chemical, Cl H	814,000	512,586
China Railway Group, Cl H	38,000	25,040
China Resources Beer Holdings	2,000	12,625
China Resources Land	52,000	194,634
China Resources Pharmaceutical Group	206,500	198,251
China Resources Power Holdings	16,000	36,941
China Shenhua Energy, Cl H	191,500	605,392
China State Construction Engineering, Cl A	42,200	35,047
China State Construction International Holdings	52,000	58,823
China Taiping Insurance Holdings	134,000	139,474
China Tourism Group Duty Free, Cl A	1,900	32,938
China Traditional Chinese Medicine Holdings	72,000	34,627
China Vanke, Cl A	7,800	15,662
China Yangtze Power, Cl A	31,100	98,509

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
CITIC	19,000	$21,936
CITIC Securities, Cl A	16,650	46,981
COSCO SHIPPING Holdings, Cl H	44,200	38,948
Dongyue Group	154,000	134,678
ENN Energy Holdings	1,600	18,633
Far East Horizon	90,000	75,414
Foshan Haitian Flavouring & Food, Cl A	3,260	27,773
Fuyao Glass Industry Group, Cl H	9,200	33,505
Geely Automobile Holdings	45,000	52,425
Great Wall Motor, Cl H	82,500	84,795
Greentown China Holdings	58,500	54,971
Guotai Junan Securities, Cl A	17,100	35,610
Haier Smart Home, Cl A	10,242	30,967
Haier Smart Home, Cl H	31,800	90,955
Haitian International Holdings	4,000	9,089
Haitong Securities, Cl A	21,000	27,807
Huatai Securities, Cl A	13,000	24,753
Huaxia Bank, Cl A	24,900	20,250
Industrial & Commercial Bank of China, Cl A	19,500	13,255
Industrial & Commercial Bank of China, Cl H	1,503,000	802,663
Industrial Bank, Cl A	7,500	17,480
Inner Mongolia Yili Industrial Group, Cl A	7,400	30,049
Jiangsu Hengrui Pharmaceuticals, Cl A	6,404	41,054
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,300	24,612
Jiangxi Copper, Cl H	14,000	21,094
Jiumaojiu International Holdings	30,000	51,439
Kunlun Energy	156,000	124,433
Kweichow Moutai, Cl A	500	114,796
Li Ning	55,500	298,203
Luxshare Precision Industry, Cl A	12,169	46,775
Luzhou Laojiao, Cl A	1,900	54,696
Midea Group, Cl A	2,800	20,250
Minth Group	48,000	120,079
NARI Technology, Cl A	10,224	39,457
New China Life Insurance, Cl A	3,200	16,575
New China Life Insurance, Cl H	13,800	35,694
People's Insurance Group of China, Cl H	234,000	88,478
PetroChina, Cl A	60,600	63,949
PetroChina, Cl H	998,000	645,097
PICC Property & Casualty, Cl H	222,000	264,826
Ping An Bank, Cl A	9,600	15,694
Ping An Insurance Group of China, Cl A	4,400	29,112

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
Ping An Insurance Group of China, Cl H	72,000	$456,926
Poly Developments and Holdings Group, Cl A	15,100	27,085
Postal Savings Bank of China, Cl H	414,000	260,120
SAIC Motor, Cl A	9,100	17,189
Sany Heavy Equipment International Holdings	17,000	22,431
Sany Heavy Industry, Cl A	16,600	34,326
Shandong Weigao Group Medical Polymer, Cl H	36,800	54,337
Shanghai Pudong Development Bank, Cl A	12,100	12,520
Shenwan Hongyuan Group, Cl A	35,300	23,457
Sinopharm Group, Cl H	55,200	180,949
Tencent Holdings	2,800	110,808
Tingyi Cayman Islands Holding	12,000	17,976
Tongcheng Travel Holdings *	35,200	70,266
Topsports International Holdings	171,000	132,872
TravelSky Technology, Cl H	6,000	10,946
Tsingtao Brewery, Cl H	10,000	86,095
Uni-President China Holdings	48,000	41,716
Wuliangye Yibin, Cl A	2,200	50,012
Yadea Group Holdings	64,000	127,550
Yankuang Energy Group, Cl H	98,000	248,477
Yuexiu Property	69,000	74,745
Zhejiang Expressway, Cl H	48,000	35,550
Zhongsheng Group Holdings	29,000	107,030
Zhuzhou CRRC Times Electric, Cl H	25,200	106,049
		13,716,680

DENMARK — 1.0%
AP Moller - Maersk, Cl B	91	153,152
Carlsberg, Cl B	103	15,553
Danske Bank *	7,431	151,549
DSV Panalpina	1,311	253,494
Genmab *	42	16,534
Novo Nordisk, Cl B	12,224	1,967,221
Vestas Wind Systems *	2,465	70,210
		2,627,713

FINLAND — 0.3%
Elisa	1,640	91,866
Neste	972	36,723
Nordea Bank Abp	57,224	564,875

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
FINLAND — continued
Stora Enso, Cl R	1,971	$25,005
UPM-Kymmene	1,778	53,450
		771,919

FRANCE — 0.9%
Air Liquide	1,166	195,367
BNP Paribas	3,395	197,380
Capgemini	162	28,262
Dassault Aviation	360	61,064
Dassault Systemes	1,885	83,105
EssilorLuxottica	971	175,851
Hermes International	135	275,376
L'Oreal	162	69,360
LVMH Moet Hennessy Louis Vuitton	119	104,045
Renault	14,412	484,065
Sartorius Stedim Biotech	542	142,879
Societe Generale	6,259	146,073
Teleperformance	127	19,004
Thales	1,345	187,471
TotalEnergies	5,786	326,509
		2,495,811

GERMANY — 1.8%
Allianz	6,300	1,349,138
Bayerische Motoren Werke	1,116	121,706
Beiersdorf	278	35,475
Brenntag	1,896	149,107
Commerzbank	45,258	457,812
Daimler Truck Holding	1,052	31,930
Deutsche Boerse	618	106,892
Deutsche Lufthansa *	6,050	59,532
Deutsche Telekom	61,667	1,368,118
GEA Group	2,509	105,744
Hannover Rueck	1,228	263,227
Heidelberg Materials	652	46,772
Mercedes-Benz Group	557	41,638
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	2,081	744,359
Siemens Energy *	2,099	53,393
		4,934,843

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HONG KONG — 0.1%
Orient Overseas International	6,500	$79,189
Techtronic Industries	6,000	55,565
Vinda International Holdings	17,000	40,922
Wharf Real Estate Investment	5,000	24,668
		200,344

INDONESIA — 0.8%
Adaro Energy Indonesia	1,585,900	215,507
Astra International	146,300	62,854
Bank Central Asia	706,900	426,563
Bank Mandiri Persero	1,171,000	395,145
Bank Negara Indonesia Persero	368,200	222,104
Bank Rakyat Indonesia Persero	1,213,100	450,774
Indofood Sukses Makmur	23,400	11,081
Sumber Alfaria Trijaya	1,232,700	217,011
Telkom Indonesia Persero	134,300	36,259
United Tractors	114,800	170,451
Vale Indonesia	171,900	72,163
		2,279,912

ITALY — 0.4%
Ferrari	455	130,435
Prysmian	4,988	185,522
UniCredit	32,230	621,468
		937,425

JAPAN — 5.9%
Advantest	3,200	409,797
Ajinomoto	10,100	392,336
Astellas Pharma	1,100	17,404
Bandai Namco Holdings	8,100	189,686
Bridgestone	2,700	109,765
Chiba Bank	60,100	374,971
Chugai Pharmaceutical	3,300	88,817
Daiichi Sankyo	8,600	279,665
Daikin Industries	1,200	227,711
Daito Trust Construction	500	47,488
Denso	1,500	92,361
Disco	900	130,921
ENEOS Holdings	21,200	70,411

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Fast Retailing	300	$70,134
Fuji Electric	600	25,168
FUJIFILM Holdings	3,700	226,123
Fujitsu	1,800	228,348
Hamamatsu Photonics	700	35,582
Hitachi	3,100	178,413
Hoya	3,800	476,409
Inpex	13,500	141,851
Isuzu Motors	2,600	30,157
ITOCHU	12,900	435,478
Japan Post Bank	51,300	382,984
Japan Post Holdings	26,300	185,445
Japan Post Insurance	2,600	38,972
Japan Tobacco	28,300	617,068
JSR	3,000	72,221
KDDI	1,800	55,497
Kurita Water Industries	1,600	65,389
Marubeni	15,500	220,894
Mitsubishi HC Capital	106,300	576,628
Mitsubishi Heavy Industries	500	21,076
Mitsubishi UFJ Financial Group	19,500	129,671
Mitsui	9,700	305,647
Mizuho Financial Group	70,200	1,031,931
NGK Insulators	3,400	40,970
Nintendo	3,000	127,392
NIPPON EXPRESS HOLDINGS INC	700	39,249
Nippon Sanso Holdings	2,500	51,125
Nippon Steel	21,900	426,379
Nippon Telegraph & Telephone	15,800	448,890
Nippon Yusen	25,800	549,071
Nissin Foods Holdings	2,400	204,791
Nitto Denko	800	56,884
Nomura Real Estate Holdings	12,200	294,851
Nomura Research Institute	3,800	95,603
Obayashi	17,900	144,049
Olympus	1,700	25,745
Oriental Land	1,000	37,453
ORIX	15,600	265,173
Pan Pacific International Holdings	2,200	37,499
Panasonic Holdings	7,900	82,513
Renesas Electronics *	9,400	152,141
Resona Holdings	30,600	138,809

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Rohm	300	$25,317
Sekisui Chemical	1,200	16,540
Sekisui House	3,300	64,405
Seven & i Holdings	5,400	226,056
Shimadzu	600	18,555
Shin-Etsu Chemical	9,500	292,470
Sompo Holdings	1,100	44,717
Sony	4,500	422,012
Sumitomo	3,300	62,282
Sumitomo Electric Industries	20,000	236,745
Sumitomo Mitsui Financial Group	6,200	251,606
Sumitomo Mitsui Trust Holdings	15,000	528,515
Taisei	7,100	225,606
Takeda Pharmaceutical	16,900	537,861
TDK	3,300	125,893
Tokio Marine Holdings	16,800	376,099
Tokyo Electron	3,900	530,422
Tokyo Gas	13,500	287,617
Toyota Motor	9,500	129,407
Unicharm	600	22,787
Yakult Honsha	4,300	279,326
		15,905,244

LUXEMBOURG — 0.1%
ArcelorMittal	5,334	133,050

MALAYSIA — 0.1%
CIMB Group Holdings	98,600	102,926
IHH Healthcare	48,100	60,128
Petronas Gas	2,600	9,429
Sime Darby Plantation	12,600	11,496
Telekom Malaysia	63,100	69,640
		253,619

MEXICO — 1.0%
America Movil ADR *	8,887	188,938
Arca Continental	40,700	411,395
Coca-Cola Femsa ADR	1,429	118,350
Fibra Uno Administracion ‡	84,500	123,246
Grupo Aeroportuario del Pacifico, Cl B	4,600	81,039
Grupo Aeroportuario del Sureste ADR	1,606	450,242

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
MEXICO — continued
Grupo Bimbo, Ser A	61,400	$329,197
Grupo Carso	24,400	142,104
Grupo Financiero Banorte, Cl O	12,100	97,230
Grupo Financiero Inbursa, Cl O *	94,500	210,113
Grupo Mexico	24,500	109,280
Promotora y Operadora de Infraestructura	11,580	112,723
Southern Copper	4,169	278,364
Wal-Mart de Mexico	41,600	158,249
		2,810,470

NETHERLANDS — 1.3%
ABN AMRO Bank	13,471	196,807
ASML Holding	1,776	1,284,630
JDE Peet's	3,947	114,701
Koninklijke Ahold Delhaize	24,991	792,275
Shell	33,360	917,167
Wolters Kluwer	1,816	207,431
		3,513,011

NORWAY — 0.2%
DNB Bank	9,288	155,592
Norsk Hydro	45,734	276,797
		432,389

PHILIPPINES — 0.0%
Metropolitan Bank & Trust	17,500	17,957

POLAND — 0.0%
Dino Polska *	283	27,834

PORTUGAL — 0.0%
Galp Energia SGPS	1,564	16,563
Jeronimo Martins SGPS	830	20,058
		36,621

RUSSIA — 0.0%
Evraz * (1)	29,556	—

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SINGAPORE — 0.2%
City Developments	2,900	$14,471
DBS Group Holdings	9,800	219,423
Oversea-Chinese Banking	5,400	48,951
Seatrium *	1	—
STMicroelectronics	2,589	112,690
United Overseas Bank	10,500	216,939
Venture	1,400	15,707
		628,181

SOUTH AFRICA — 0.4%
Absa Group	13,297	104,042
Anglo American	9,271	255,400
Anglo American Platinum	2,419	139,157
Aspen Pharmacare Holdings	1,529	13,300
Clicks Group	709	8,444
Exxaro Resources	8,907	72,471
FirstRand	6,672	20,461
Impala Platinum Holdings	5,160	41,430
Kumba Iron Ore	409	8,990
Shoprite Holdings	2,080	20,623
Sibanye Stillwater	68,981	121,881
Standard Bank Group	28,562	219,627
		1,025,826

SOUTH KOREA — 0.7%
DB Insurance	2,054	114,651
GS Holdings	330	9,574
Hana Financial Group	1,957	61,048
Hankook Tire & Technology	897	23,293
HD Hyundai	2,711	116,674
Kakao	620	26,234
KB Financial Group	4,476	161,410
Kia	5,045	325,936
Korea Zinc	321	116,189
KT&G	5,759	362,740
Kumho Petrochemical	747	71,365
LG Innotek	754	174,094
Lotte Shopping	692	41,655
Orion	205	19,948
POSCO Holdings	333	90,232
Samsung Electronics	819	43,940

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — continued
Samsung Engineering *	1,742	$37,122
Samsung SDI	97	52,399
Samsung Securities	1,142	31,606
Shinhan Financial Group	1,771	46,661
Woori Financial Group	2,518	22,704
		1,949,475

SPAIN — 0.4%
CaixaBank	110,550	406,308
Iberdrola	24,820	303,098
Red Electrica	10,007	169,701
Repsol	13,903	188,420
		1,067,527

SWEDEN — 0.7%
Alfa Laval	4,917	177,143
Atlas Copco, Cl A	32,712	478,529
Boliden	412	12,587
Epiroc, Cl A	4,036	70,893
Investor, Cl B	11,172	227,760
Nibe Industrier, Cl B	25,240	241,531
Skandinaviska Enskilda Banken, Cl A	24,461	256,774
Svenska Handelsbanken, Cl A	7,147	56,584
Swedbank	10,447	160,501
Swedish Orphan Biovitrum *	1,030	20,722
Volvo, Cl B	2,775	51,286
		1,754,310

SWITZERLAND — 0.6%
Chocoladefabriken Lindt & Spruengli	7	83,884
Cie Financiere Richemont, Cl A	1,048	166,858
Kuehne + Nagel International	1,107	315,596
Lonza Group	195	122,305
Partners Group Holding	42	37,970
Sika	797	218,076
Sonova Holding	199	51,108
Straumann Holding	190	27,915
Swatch Group	76	22,650
Swiss Life Holding	127	73,478
Swisscom	97	61,449

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SWITZERLAND — continued
Zurich Insurance Group	1,136	$531,855
		1,713,144

TAIWAN — 1.5%
Accton Technology	15,000	171,987
Acer	39,000	39,090
Advantech	4,898	64,737
ASE Technology Holding	20,000	72,271
Asia Cement	58,000	82,883
Chailease Holding	26,496	174,353
Compal Electronics	18,000	16,291
CTBC Financial Holding	75,000	59,217
Delta Electronics	8,000	82,152
E.Sun Financial Holding	261,500	220,121
Evergreen Marine Taiwan	14,600	72,457
Fubon Financial Holding	60,041	118,570
Hon Hai Precision Industry	81,000	280,242
Inventec	15,000	17,978
Lite-On Technology	70,000	202,528
Mega Financial Holding	55,350	64,389
Micro-Star International	29,000	156,413
Novatek Microelectronics	25,000	345,158
Quanta Computer	4,000	15,126
Realtek Semiconductor	21,000	260,257
SinoPac Financial Holdings	53,896	30,318
Synnex Technology International	54,000	112,193
Taishin Financial Holding	199,813	119,209
Taiwan Cooperative Financial Holding	147,225	133,828
Taiwan Semiconductor Manufacturing ADR	2,828	278,813
United Microelectronics	310,000	518,873
Yuanta Financial Holding	183,175	141,989
Zhen Ding Technology Holding	36,000	135,516
		3,986,959

THAILAND — 0.4%
Advanced Info Service NVDR	20,700	125,491
Bumrungrad Hospital NVDR	21,000	134,455
Central Retail NVDR	25,000	30,153
Delta Electronics Thailand NVDR	68,000	193,247
Krung Thai Bank NVDR	417,800	227,971
Land & Houses NVDR	231,300	56,461

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
THAILAND — continued
PTT Exploration & Production NVDR	79,400	$317,934
Thai Oil NVDR	7,200	8,936
		1,094,648

TURKEY — 0.5%
Akbank	36,767	28,048
BIM Birlesik Magazalar	22,655	154,171
Ford Otomotiv Sanayi	3,372	93,166
Haci Omer Sabanci Holding	171,711	319,417
KOC Holding	21,905	83,149
Turk Hava Yollari AO *	20,289	140,540
Turkcell Iletisim Hizmetleri *	80,268	129,709
Turkiye Is Bankasi, Cl C	243,512	131,305
Turkiye Petrol Rafinerileri	61,880	199,731
Turkiye Sise ve Cam Fabrikalari	12,909	25,147
Yapi ve Kredi Bankasi	223,863	110,267
		1,414,650

UNITED KINGDOM — 1.0%
Ashtead Group	6,149	375,542
AstraZeneca	170	24,761
Auto Trader Group	3,155	24,761
BAE Systems	17,152	198,235
BP	142,906	802,850
Burberry Group	2,652	71,123
Croda International	450	34,157
HSBC Holdings	76,185	558,384
JD Sports Fashion	74,755	141,831
Legal & General Group	75,485	214,555
Next	430	34,020
Spirax-Sarco Engineering	369	50,297
SSE	1,149	26,950
United Utilities Group	2,190	27,619
		2,585,085

UNITED STATES — 0.7%
CONSUMER DISCRETIONARY — 0.1%
Stellantis	21,248	323,787

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — 0.0%
JBS	15,200	$50,633

ENERGY — 0.1%
Tenaris	11,856	147,176

HEALTH CARE — 0.0%
CSL	288	57,357

INDUSTRIALS — 0.4%
Experian	5,803	204,745
Schneider Electric	4,005	692,861
		897,606

MATERIALS — 0.1%
Holcim Ltd	4,929	304,533
		1,781,092

ZAMBIA — 0.1%
First Quantum Minerals	7,784	163,077

Total Common Stock
(Cost $63,594,699)		81,943,864

PREFERRED STOCK — 0.2%
BRAZIL — 0.2%
Cia Energetica de Minas Gerais(2)	117,149	269,014
Petroleo Brasileiro(2)	33,300	172,102

Total Preferred Stock
(Cost $380,936)		441,116

RIGHTS — 0.0%
	Number of Rights
Acer* (1)	17	—
(Cost $–)		—

SYMMETRY PANORAMIC INTERNATIONAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

SHORT-TERM INVESTMENT — 2.6%

	Shares	Value
DWS Government Money Market Series, Institutional Shares, 5.170% (A)
(Cost $6,984,341)	6,984,341	$6,984,341
Total Investments — 99.5%
(Cost $227,782,364)		$267,343,953

A list of open futures contracts held by the Fund at May 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Index	10	Jun-2023	$1,043,112	$1,026,700	$(16,412)
MSCI Emerging Markets	4	Jun-2023	198,729	191,360	(7,369)
SGX Nifty 50	148	Jun-2023	5,459,911	5,524,544	64,633
			$6,701,752	$6,742,604	$40,852

Percentages are based on Net Assets of $268,656,141.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available
(A)	The rate reported is the 7-day effective yield as of May 31, 2023.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

Ltd. — Limited

MIN — Minimum

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

Ser — Series

SGX — Singapore Exchange

VOL — Volatility

Amounts designated as “—” are $0.

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 51.4%

	Shares	Value
AUSTRALIA — 0.4%
AngloGold Ashanti ADR	12,583	$304,509
BHP Group	434	11,876
BlueScope Steel	1,864	22,480
Brambles	6,239	55,704
Coles Group	19,623	229,302
Fortescue Metals Group	24,313	304,434
Glencore	52,559	268,795
Mineral Resources	370	17,043
Pilbara Minerals	16,224	46,510
QBE Insurance Group	1,186	11,248
REA Group	734	65,569
Rio Tinto	279	16,486
Sonic Healthcare	729	16,673
South32	5,729	14,647
Wesfarmers	1,077	33,345
Westpac Banking	8,866	119,014
Woodside Energy Group	5,483	121,322
Woolworths Group	2,634	64,254
		1,723,211

AUSTRIA — 0.0%
Verbund	222	16,775

BELGIUM — 0.0%
KBC Group	1,189	78,116
Solvay	108	11,300
		89,416

BRAZIL — 0.3%
Banco do Brasil	40,700	359,484
BB Seguridade Participacoes	52,000	318,664
Cia de Saneamento Basico do Estado de Sao Paulo SABESP *	14,300	148,855
CPFL Energia	28,400	170,065
Itau Unibanco Holding ADR *	24,573	126,305
PRIO *	21,300	143,377
Raia Drogasil	1,768	9,932
TIM	31,500	86,181
Ultrapar Participacoes	5,700	19,021

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
BRAZIL — continued
Vale ADR, Cl B	14,371	$182,224
Wheaton Precious Metals	1,224	55,470
Yara International	1,282	47,907
		1,667,485

CANADA — 1.0%
Agnico Eagle Mines	287	14,605
Alimentation Couche-Tard	6,073	294,054
Canadian Natural Resources	13,548	729,845
Canadian Pacific Kansas City	4,030	307,082
Canadian Tire, Cl A	931	111,830
Cenovus Energy	25,153	401,892
CGI, Cl A *	253	26,204
Constellation Software	22	44,859
Dollarama	718	43,678
Empire	1,438	36,673
George Weston	666	78,340
Hydro One	1,426	40,642
Imperial Oil	7,048	319,925
Intact Financial	1,593	234,767
Loblaw	1,630	142,515
Magna International	271	13,112
Manulife Financial	4,240	78,553
National Bank of Canada	4,302	308,413
Nutrien	1,166	61,431
RB Global	1,078	56,310
Restaurant Brands International	442	32,091
Royal Bank of Canada	5,780	517,028
Saputo	1,673	43,282
Sun Life Financial	4,065	196,887
Teck Resources, Cl B	5,161	201,460
Tourmaline Oil	6,099	254,967
WSP Global	1,366	169,283
		4,759,728

CHILE — 0.0%
Antofagasta	5,161	85,875

CHINA — 2.1%
3SBio	142,000	143,839

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
AAC Technologies Holdings	39,000	$79,960
Agricultural Bank of China, Cl A	44,800	22,198
Agricultural Bank of China, Cl H	831,000	313,157
Airtac International Group	1,046	33,718
Alibaba Group Holding *	76,800	764,343
Anhui Conch Cement, Cl A	3,288	11,598
Bank of Beijing, Cl A	26,800	17,836
Bank of China, Cl A	31,200	17,124
Bank of China, Cl H	1,794,000	702,275
Bank of Communications, Cl A	23,300	19,188
Bank of Ningbo, Cl A	4,440	15,387
Bank of Shanghai, Cl A	12,297	10,678
Baoshan Iron & Steel, Cl A	43,800	36,242
BeiGene *	2,800	47,594
Beijing Enterprises Holdings	22,500	86,945
BOE Technology Group, Cl A	72,900	40,764
Budweiser Brewing APAC	5,200	13,084
BYD, Cl A	900	32,225
BYD, Cl H	3,500	105,691
BYD Electronic International	41,500	120,801
C&D International Investment Group	36,000	90,437
China CITIC Bank, Cl H	275,000	144,758
China Coal Energy, Cl H	215,000	162,558
China Communications Services, Cl H	148,000	70,386
China Construction Bank, Cl H	707,000	452,255
China Everbright Bank, Cl A	30,400	13,478
China Galaxy Securities, Cl H	70,500	37,999
China Gas Holdings	42,000	47,633
China Hongqiao Group	98,500	69,904
China Literature *	10,200	38,587
China Longyuan Power Group, Cl H	87,000	97,657
China Merchants Bank, Cl A	5,100	23,192
China Merchants Bank, Cl H	3,000	13,950
China Merchants Port Holdings	10,000	14,506
China Merchants Securities, Cl A	5,500	10,766
China Merchants Shekou Industrial Zone Holdings, Cl A	15,700	28,062
China Minsheng Banking, Cl A	24,100	13,430
China Overseas Property Holdings	10,000	9,176
China Pacific Insurance Group, Cl A	3,700	14,509
China Pacific Insurance Group, Cl H	25,000	63,280
China Petroleum & Chemical, Cl A	89,300	79,917

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
China Petroleum & Chemical, Cl H	618,000	$389,162
China Railway Group, Cl H	26,000	17,132
China Resources Beer Holdings	2,000	12,625
China Resources Land	36,000	134,746
China Resources Pharmaceutical Group	147,000	141,128
China Resources Power Holdings	12,000	27,706
China Shenhua Energy, Cl H	151,000	477,359
China State Construction Engineering, Cl A	21,200	17,607
China State Construction International Holdings	52,000	58,823
China Taiping Insurance Holdings	122,000	126,984
China Tourism Group Duty Free, Cl A	1,400	24,270
China Traditional Chinese Medicine Holdings	54,000	25,970
China Vanke, Cl A	6,100	12,248
China Yangtze Power, Cl A	34,600	109,595
CITIC Securities, Cl A	9,535	26,905
COSCO SHIPPING Holdings, Cl H	55,250	48,685
Dongyue Group	118,000	103,195
East Buy Holding *	17,000	63,210
ENN Energy Holdings	800	9,317
Far East Horizon	83,000	69,548
Foshan Haitian Flavouring & Food, Cl A	2,574	21,929
Fuyao Glass Industry Group, Cl H	8,400	30,591
Geely Automobile Holdings	39,000	45,435
Great Wall Motor, Cl H	60,500	62,183
Greentown China Holdings	46,500	43,695
Guotai Junan Securities, Cl A	7,677	15,987
Haier Smart Home, Cl A	7,541	22,800
Haier Smart Home, Cl H	21,400	61,209
Haitian International Holdings	3,000	6,817
Haitong Securities, Cl A	11,400	15,095
Huatai Securities, Cl A	8,200	15,614
Huaxia Bank, Cl A	20,800	16,916
Industrial & Commercial Bank of China, Cl A	16,300	11,080
Industrial & Commercial Bank of China, Cl H	1,163,000	621,089
Industrial Bank, Cl A	5,400	12,586
Inner Mongolia Yili Industrial Group, Cl A	4,100	16,649
Jiangsu Hengrui Pharmaceuticals, Cl A	4,320	27,694
Jiangsu Yanghe Brewery Joint-Stock, Cl A	900	17,039
Jiumaojiu International Holdings	21,000	36,007
Kweichow Moutai, Cl A	400	91,837
Li Ning	41,500	222,980
Luxshare Precision Industry, Cl A	9,015	34,652

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
CHINA — continued
Luzhou Laojiao, Cl A	1,700	$48,938
Midea Group, Cl A	2,100	15,188
Minth Group	36,000	90,060
NARI Technology, Cl A	8,736	33,715
New China Life Insurance, Cl A	2,100	10,877
New China Life Insurance, Cl H	20,900	54,058
NXP Semiconductors	1,605	287,456
People's Insurance Group of China, Cl H	192,000	72,598
PetroChina, Cl A	39,500	41,683
PetroChina, Cl H	748,000	483,499
PICC Property & Casualty, Cl H	168,000	200,409
Ping An Bank, Cl A	7,000	11,443
Ping An Insurance Group of China, Cl A	3,200	21,173
Ping An Insurance Group of China, Cl H	46,000	291,925
Poly Developments and Holdings Group, Cl A	9,900	17,758
SAIC Motor, Cl A	6,000	11,334
Sany Heavy Equipment International Holdings	11,000	14,514
Sany Heavy Industry, Cl A	12,400	25,641
Shandong Weigao Group Medical Polymer, Cl H	23,600	34,847
Shanghai Pudong Development Bank, Cl A	10,000	10,347
Shenwan Hongyuan Group, Cl A	19,600	13,024
Shenwan Hongyuan Group, Cl A	200	133
Sinopharm Group, Cl H	30,400	99,653
Tencent Holdings	3,000	118,723
Tingyi Cayman Islands Holding	12,000	17,976
Tongcheng Travel Holdings *	20,800	41,521
Topsports International Holdings	129,000	100,236
TravelSky Technology, Cl H	4,000	7,297
Tsingtao Brewery, Cl H	8,000	68,876
Uni-President China Holdings	36,000	31,287
Wuliangye Yibin, Cl A	1,300	29,552
Yadea Group Holdings	44,000	87,691
Yankuang Energy Group, Cl H	70,000	177,483
Yonghui Superstores, Cl A *	19,700	8,902
Yuexiu Property	58,000	62,829
Zhejiang Expressway, Cl H	42,000	31,106
Zhongsheng Group Holdings	22,500	83,040
		10,233,978

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
DENMARK — 0.4%
AP Moller - Maersk, Cl B	78	$131,273
Danske Bank *	7,177	146,369
DSV Panalpina	936	180,984
Novo Nordisk, Cl B	8,135	1,309,174
Orsted	235	20,677
Vestas Wind Systems *	1,900	54,117
		1,842,594

FINLAND — 0.1%
Elisa	989	55,400
Neste	639	24,142
Nordea Bank Abp	41,617	410,814
UPM-Kymmene	1,783	53,600
		543,956

FRANCE — 0.4%
Air Liquide	812	136,053
BNP Paribas	3,227	187,613
Dassault Aviation	220	37,317
Dassault Systemes	1,220	53,786
EssilorLuxottica	589	106,670
Hermes International	98	199,903
L'Oreal	155	66,363
LVMH Moet Hennessy Louis Vuitton	89	77,815
Renault	10,684	358,850
Sartorius Stedim Biotech	458	120,736
Societe Generale	2,250	52,511
Teleperformance	96	14,365
Thales	937	130,602
TotalEnergies	4,339	244,854
		1,787,438

GERMANY — 0.7%
Allianz	3,901	835,395
Bayerische Motoren Werke	577	62,925
Beiersdorf	106	13,527
Brenntag	1,520	119,537
Commerzbank	33,549	339,369
Daimler Truck Holding	355	10,775
Deutsche Boerse	292	50,505

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
GERMANY — continued
Deutsche Lufthansa *	1,100	$10,824
Deutsche Telekom	39,083	867,079
GEA Group	1,917	80,794
Hannover Rueck	1,226	262,798
Heidelberg Materials	176	12,625
Mercedes-Benz Group	470	35,134
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,286	459,993
RWE	433	18,133
Siemens Energy *	582	14,805
		3,194,218

HONG KONG — 0.0%
Orient Overseas International	5,000	60,915
Techtronic Industries	3,500	32,413
Vinda International Holdings	9,000	21,664
		114,992

INDONESIA — 0.3%
Adaro Energy Indonesia	1,134,000	154,099
Bank Central Asia	562,500	339,428
Bank Mandiri Persero	930,600	314,024
Bank Negara Indonesia Persero	296,900	179,095
Bank Rakyat Indonesia Persero	618,800	229,939
Indofood Sukses Makmur	38,300	18,137
Sumber Alfaria Trijaya	910,500	160,289
Telkom Indonesia Persero	115,800	31,264
United Tractors	74,800	111,060
Vale Indonesia	160,600	67,419
		1,604,754

ITALY — 0.1%
Ferrari	239	68,514
Prysmian	4,171	155,135
UniCredit	23,352	450,280
		673,929

JAPAN — 2.4%
Advantest	2,500	320,154
Ajinomoto	7,700	299,107

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Allegro MicroSystems *	1,101	$43,302
Bandai Namco Holdings	5,700	133,483
Bridgestone	2,900	117,896
Chiba Bank	52,300	326,306
Chugai Pharmaceutical	2,100	56,520
Daiichi Sankyo	5,900	191,863
Daikin Industries	900	170,783
Daito Trust Construction	200	18,995
Denso	1,300	80,047
Disco	600	87,281
Fast Retailing	100	23,378
Fuji Electric	500	20,973
FUJIFILM Holdings	2,600	158,897
Fujitsu	1,400	177,604
Hamamatsu Photonics	500	25,416
Hitachi	1,100	63,308
Hoya	2,900	363,575
Inpex	11,500	120,836
Isuzu Motors	2,200	25,517
ITOCHU	9,400	317,325
Japan Post Bank	35,700	266,521
Japan Post Holdings	48,500	341,981
Japan Tobacco	22,500	490,602
JSR	2,300	55,369
KDDI	1,000	30,832
Kurita Water Industries	1,400	57,216
Marubeni	12,500	178,141
Mitsubishi	3,000	119,940
Mitsubishi HC Capital	82,700	448,609
Mitsubishi UFJ Financial Group	15,200	101,077
Mitsui	10,200	321,402
Mitsui OSK Lines	5,000	113,711
Mizuho Financial Group	54,800	805,553
NGK Insulators	2,700	32,535
Nintendo	3,000	127,392
NIPPON EXPRESS HOLDINGS INC	400	22,428
Nippon Sanso Holdings	1,800	36,810
Nippon Steel	14,000	272,571
Nippon Telegraph & Telephone	17,500	497,188
Nippon Yusen	21,000	446,919
Nissin Foods Holdings	1,800	153,593
Nitto Denko	600	42,663

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Nomura Real Estate Holdings	2,400	$58,003
Nomura Research Institute	2,400	60,381
NTT Data	1,100	15,724
Obayashi	8,900	71,622
Obic	100	16,176
Olympus	1,100	16,659
Oriental Land	1,000	37,453
ORIX	7,500	127,487
Pan Pacific International Holdings	1,700	28,977
Panasonic Holdings	8,000	83,558
Renesas Electronics *	6,900	111,678
Resona Holdings	32,300	146,520
Rohm	300	25,317
Sekisui Chemical	900	12,405
Sekisui House	7,800	152,231
Seven & i Holdings	2,700	113,028
Shimadzu	700	21,648
Shin-Etsu Chemical	9,000	277,077
Sompo Holdings	1,000	40,652
Sony	3,700	346,987
Sumitomo	700	13,211
Sumitomo Electric Industries	13,400	158,619
Sumitomo Mitsui Financial Group	2,900	117,687
Sumitomo Mitsui Trust Holdings	11,500	405,195
Taisei	4,300	136,634
Takeda Pharmaceutical	6,100	194,139
TDK	1,800	68,669
Tokio Marine Holdings	1,400	31,342
Tokyo Electron	2,700	367,215
Tokyo Gas	3,700	78,828
Yakult Honsha	2,900	188,382
		11,629,123

LUXEMBOURG — 0.0%
ArcelorMittal	2,305	57,495

MALAYSIA — 0.0%
IHH Healthcare	30,400	38,001
RHB Bank	50,600	58,645

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
MALAYSIA — continued
Telekom Malaysia	43,200	$47,678
		144,324

MEXICO — 0.5%
America Movil ADR *	4,455	94,713
Arca Continental	27,900	282,012
Coca-Cola Femsa ADR	4,480	371,034
Fibra Uno Administracion ‡	43,500	63,446
Grupo Aeroportuario del Pacifico, Cl B	2,700	47,566
Grupo Aeroportuario del Sureste ADR	1,052	294,928
Grupo Bimbo, Ser A	50,900	272,902
Grupo Carso	17,100	99,590
Grupo Financiero Banorte, Cl O	6,600	53,034
Grupo Financiero Inbursa, Cl O *	67,800	150,748
Grupo Mexico	14,300	63,784
Promotora y Operadora de Infraestructura	10,290	100,166
Southern Copper	3,615	241,374
Wal-Mart de Mexico	43,700	166,237
		2,301,534

NETHERLANDS — 0.5%
ABN AMRO Bank	10,418	152,204
ASML Holding	1,245	900,543
JDE Peet's	2,132	61,956
Koninklijke Ahold Delhaize	19,787	627,295
Shell	24,546	674,844
Wolters Kluwer	1,071	122,334
		2,539,176

NORWAY — 0.1%
DNB Bank	8,618	144,368
Norsk Hydro	33,238	201,167
		345,535

PANAMA — 0.0%
Copa Holdings, Cl A	387	40,658

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
PHILIPPINES — 0.0%
Metropolitan Bank & Trust	35,300	$36,221

POLAND — 0.0%
Dino Polska *	183	17,998

PORTUGAL — 0.0%
Jeronimo Martins SGPS	565	13,654

RUSSIA — 0.0%
Evraz * (1)	16,851	—

SINGAPORE — 0.1%
DBS Group Holdings	4,300	96,277
STMicroelectronics	553	24,070
United Overseas Bank	6,500	134,296
Venture	1,400	15,707
		270,350

SOUTH AFRICA — 0.2%
Absa Group	11,669	91,304
Anglo American	6,932	190,965
Anglo American Platinum	1,835	105,561
Aspen Pharmacare Holdings	1,196	10,403
Exxaro Resources	7,289	59,306
FirstRand	5,526	16,946
Impala Platinum Holdings	3,012	24,183
MTN Group	1,466	9,070
Shoprite Holdings	2,772	27,485
Sibanye Stillwater	53,377	94,311
Standard Bank Group	23,848	183,379
		812,913

SOUTH KOREA — 0.3%
DB Insurance	1,354	75,578
Hana Financial Group	1,304	40,678
Hankook Tire & Technology	711	18,463
HD Hyundai	1,386	59,650
Kakao	370	15,655
KB Financial Group	2,990	107,823

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SOUTH KOREA — continued
Kia	3,952	$255,322
Korea Zinc	257	93,023
KT&G	4,927	310,335
Kumho Petrochemical	346	33,055
LG Electronics	297	27,445
LG Innotek	574	132,533
Lotte Shopping	1,085	65,312
POSCO Holdings	163	44,168
Samsung Electronics	539	28,917
Samsung Engineering *	748	15,940
Samsung SDI	39	21,068
Samsung Securities	930	25,739
Shinhan Financial Group	2,581	68,003
Woori Financial Group	2,776	25,030
		1,463,737

SPAIN — 0.2%
CaixaBank	86,144	316,608
Iberdrola	18,507	226,005
Repsol	15,604	211,472
		754,085

SWEDEN — 0.3%
Alfa Laval	4,339	156,320
Atlas Copco, Cl A	25,804	377,475
Boliden	410	12,526
Epiroc, Cl A	3,719	65,325
Investor, Cl B	10,944	223,112
Nibe Industrier, Cl B	21,544	206,163
Skandinaviska Enskilda Banken, Cl A	15,002	157,480
Svenska Handelsbanken, Cl A	2,498	19,777
Swedbank	5,431	83,438
Volvo, Cl B	827	15,284
		1,316,900

SWITZERLAND — 0.5%
Chocoladefabriken Lindt & Spruengli	6	71,900
Cie Financiere Richemont, Cl A	360	57,318
Kuehne + Nagel International	809	230,639
Novartis	11,626	1,114,314

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
SWITZERLAND — continued
Partners Group Holding	76	$68,707
Sika	379	103,702
Sonova Holding	131	33,644
Straumann Holding	350	51,422
Swatch Group	36	10,729
Swiss Life Holding	60	34,714
TE Connectivity	1,365	167,185
UBS Group	12,522	238,736
Zurich Insurance Group	976	456,946
		2,639,956

TAIWAN — 0.6%
Accton Technology	11,000	126,124
Acer	42,000	42,097
Advantech	4,599	60,785
ASE Technology Holding	33,000	119,247
Asia Cement	40,000	57,160
Asustek Computer	2,000	19,827
Chailease Holding	20,488	134,818
Compal Electronics	17,000	15,386
Delta Electronics	9,000	92,421
E.Sun Financial Holding	208,179	175,237
Eclat Textile	1,000	15,203
Evergreen Marine Taiwan	16,800	83,375
Fubon Financial Holding	18,069	35,683
Hon Hai Precision Industry	59,000	204,127
Hua Nan Financial Holdings	18,713	13,534
Lite-On Technology	10,000	28,933
Mega Financial Holding	28,700	33,387
Micro-Star International	18,000	97,084
Novatek Microelectronics	17,000	234,707
Realtek Semiconductor	15,000	185,898
SinoPac Financial Holdings	25,811	14,520
Synnex Technology International	32,000	66,485
Taishin Financial Holding	142,564	85,054
Taiwan Cooperative Financial Holding	134,863	122,591
Taiwan Semiconductor Manufacturing ADR	2,399	236,517
United Microelectronics	202,000	338,104
Yuanta Financial Holding	159,608	123,721

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
TAIWAN — continued
Zhen Ding Technology Holding	26,000	$97,873
		2,859,898

THAILAND — 0.2%
Bumrungrad Hospital NVDR	20,900	133,815
Central Retail NVDR	10,300	12,423
Delta Electronics Thailand NVDR	49,000	139,252
Krung Thai Bank NVDR	280,000	152,781
Land & Houses NVDR	146,000	35,639
PTT Exploration & Production NVDR	60,500	242,254
		716,164

TURKEY — 0.2%
Akbank	37,749	28,797
BIM Birlesik Magazalar	15,985	108,780
Ford Otomotiv Sanayi	2,485	68,659
Haci Omer Sabanci Holding	132,610	246,681
KOC Holding	11,148	42,317
Turk Hava Yollari AO *	14,224	98,528
Turkcell Iletisim Hizmetleri *	61,943	100,097
Turkiye Is Bankasi, Cl C	176,603	95,227
Turkiye Petrol Rafinerileri	40,005	129,125
Turkiye Sise ve Cam Fabrikalari	9,242	18,003
Yapi ve Kredi Bankasi	163,840	80,702
		1,016,916

UNITED KINGDOM — 0.4%
Ashtead Group	4,475	273,305
AstraZeneca	1,371	199,687
BAE Systems	12,198	140,979
BP	101,273	568,955
Burberry Group	4,168	111,780
Croda International	333	25,276
HSBC Holdings	54,653	400,569
JD Sports Fashion	39,370	74,696
Legal & General Group	52,042	147,922
NatWest Group	23,055	74,702
Next	390	30,856
Spirax-Sarco Engineering	264	35,985
SSE	784	18,389

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Standard Chartered	4,473	$35,250
		2,138,351

UNITED STATES — 39.1%
COMMUNICATION SERVICES — 2.1%
Activision Blizzard *	3,193	256,079
Alphabet, Cl A *	12,922	1,587,726
Alphabet, Cl C *	12,400	1,529,788
AT&T	34,854	548,253
Charter Communications, Cl A *	453	147,746
Comcast, Cl A	18,958	745,997
Electronic Arts	1,103	141,184
Fox, Cl A	3,250	101,400
Fox, Cl B	2,469	72,119
Interpublic Group	1,698	63,149
Liberty Broadband, Cl A *	267	19,723
Liberty Broadband, Cl C *	570	42,237
Liberty Media -Liberty Formula One, Cl A *	600	37,890
Liberty Media -Liberty Formula One, Cl C *	946	66,598
Liberty Media -Liberty SiriusXM, Cl B *	2,196	61,400
Live Nation Entertainment *	922	73,705
Meta Platforms, Cl A *	7,521	1,990,959
Netflix *	524	207,101
News, Cl B	1,712	31,638
Omnicom Group	2,187	192,872
Paramount Global, Cl A	193	3,391
Paramount Global, Cl B	3,853	58,604
Pinterest, Cl A *	1,730	41,416
ROBLOX, Cl A *	808	33,823
Sirius XM Holdings	6,100	21,716
Spotify Technology *	591	88,000
Take-Two Interactive Software *	921	126,849
T-Mobile US *	6,328	868,518
Trade Desk, Cl A *	830	58,166
Verizon Communications	19,291	687,338
Walt Disney *	3,382	297,481
Warner Bros Discovery *	10,089	113,804
Warner Music Group, Cl A	700	17,115
ZoomInfo Technologies, Cl A *	1,586	39,222
		10,373,007

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — 3.2%
Airbnb, Cl A *	496	$54,446
Amazon.com *	15,269	1,841,136
Aptiv *	1,032	90,899
AutoNation *	4,486	587,307
AutoZone *	189	451,113
Best Buy	1,744	126,736
Booking Holdings *	120	301,052
BorgWarner	2,034	90,167
Brunswick	255	19,252
Burlington Stores *	269	40,474
Caesars Entertainment *	615	25,221
Capri Holdings *	856	30,046
CarMax *	1,199	86,580
Carnival *	6,565	73,725
Chipotle Mexican Grill, Cl A *	107	222,184
Choice Hotels International	455	51,638
Darden Restaurants	1,179	186,895
Deckers Outdoor *	46	21,850
Dick's Sporting Goods	2,972	378,960
Domino's Pizza	448	129,853
DoorDash, Cl A *	1,118	72,994
DR Horton	5,390	575,868
eBay	4,160	176,966
Etsy *	503	40,768
Expedia Group *	550	52,640
Ford Motor	19,589	235,068
Garmin	1,013	104,491
General Motors	5,935	192,353
Gentex	1,373	36,055
Genuine Parts	1,035	154,143
Harley-Davidson	3,252	101,170
Hilton Worldwide Holdings	1,360	185,123
Home Depot	3,264	925,181
Las Vegas Sands *	1,152	63,510
Lear	163	19,994
Lennar, Cl A	2,187	234,271
Lennar, Cl B	491	46,424
LKQ	5,913	311,911
Lowe's	2,454	493,573
Lululemon Athletica *	912	302,720
Macy's	1,980	26,908

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER DISCRETIONARY — continued
Marriott International, Cl A	1,358	$227,859
McDonald's	1,732	493,811
MGM Resorts International *	1,594	62,628
NIKE, Cl B	2,660	279,992
NVR *	47	261,048
O'Reilly Automotive *	548	495,014
Penske Automotive Group	3,075	425,026
Polaris	767	82,614
Pool	769	243,181
PulteGroup	5,526	365,158
PVH	1,281	110,192
Ross Stores	1,244	128,903
Royal Caribbean Cruises *	1,445	117,002
Service International	800	50,888
Starbucks	3,611	352,578
Stellantis	10,848	165,307
Tapestry	517	20,690
Tempur Sealy International	1,316	46,902
Tesla *	4,201	856,710
Thor Industries	517	40,466
TJX	6,033	463,274
Toll Brothers	2,595	175,681
TopBuild *	100	20,166
Tractor Supply	1,656	347,081
Ulta Beauty *	392	160,653
Vail Resorts	154	37,453
Williams-Sonoma	2,208	250,630
Yum! Brands	1,479	190,333
		15,632,905

CONSUMER STAPLES — 3.7%
Albertsons, Cl A	1,463	29,787
Altria Group	26,349	1,170,423
Archer-Daniels-Midland	3,806	268,894
Brown-Forman, Cl A	439	27,591
Brown-Forman, Cl B	866	53,493
Bunge	500	46,320
Campbell Soup	25,603	1,294,232
Casey's General Stores	473	106,732
Church & Dwight	1,050	97,072

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
CONSUMER STAPLES — continued
Clorox	278	$43,974
Coca-Cola	31,261	1,865,031
Colgate-Palmolive	3,606	268,214
Conagra Brands	4,619	161,065
Constellation Brands, Cl A	601	146,025
Costco Wholesale	1,074	549,415
Darling Ingredients *	310	19,648
Dollar General	4,094	823,262
Dollar Tree *	1,229	165,768
Estee Lauder, Cl A	451	82,998
Flowers Foods	16,697	417,091
General Mills	13,914	1,171,002
Hershey	2,353	611,074
Hormel Foods	1,262	48,271
J M Smucker	4,958	726,793
JBS	9,800	32,645
Kellogg	2,394	159,847
Keurig Dr Pepper	3,013	93,765
Kimberly-Clark	2,125	285,345
Kraft Heinz	4,127	157,734
Kroger	13,027	590,514
Lamb Weston Holdings	925	102,860
McCormick	1,530	131,416
Molson Coors Beverage, Cl B	1,122	69,396
Mondelez International, Cl A	3,285	241,152
Monster Beverage *	1,746	102,351
PepsiCo	6,874	1,253,474
Philip Morris International	3,611	325,026
Post Holdings *	248	21,070
Procter & Gamble	5,721	815,242
Sysco	2,262	158,227
Target	5,589	731,768
Tyson Foods, Cl A	2,089	105,787
Walgreens Boots Alliance	4,405	133,780
Walmart	13,870	2,037,087
		17,742,661

ENERGY — 3.7%
APA	2,105	66,897
Baker Hughes, Cl A	4,219	114,968

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
ENERGY — continued
Cheniere Energy	1,146	$160,176
Chesapeake Energy	702	52,825
Chevron	21,520	3,241,342
ConocoPhillips	14,140	1,404,102
Coterra Energy	6,460	150,195
Devon Energy	39,353	1,814,173
Diamondback Energy	4,237	538,735
EOG Resources	5,872	630,007
EQT	4,301	149,546
Exxon Mobil	36,132	3,691,968
Halliburton	6,143	175,997
Hess	2,314	293,114
HF Sinclair	1,089	45,128
Kinder Morgan	11,398	183,622
Marathon Oil	40,287	892,760
Marathon Petroleum	8,285	869,179
Occidental Petroleum	13,286	766,071
ONEOK	3,454	195,704
Ovintiv	1,813	59,956
PDC Energy	352	24,154
Phillips 66	2,374	217,482
Pioneer Natural Resources	2,075	413,838
Schlumberger	8,008	342,983
Targa Resources	7,200	489,960
Tenaris	10,560	131,088
Texas Pacific Land	14	18,252
Valero Energy	4,768	510,367
Williams	5,634	161,470
		17,806,059

FINANCIALS — 4.9%
Aflac	4,366	280,341
Allstate	3,941	427,401
American Express	1,862	295,239
American Financial Group	105	11,788
American International Group	8,351	441,183
Ameriprise Financial	2,062	615,445
Aon, Cl A	1,552	478,466
Apollo Global Management	786	52,544
Arch Capital Group *	8,371	583,459

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Ares Management, Cl A	500	$43,545
Arthur J Gallagher	956	191,515
Assurant	1,057	126,829
Assured Guaranty	510	26,393
Axis Capital Holdings	2,908	150,925
Bank of America	16,133	448,336
Bank of New York Mellon	3,754	150,911
Bank OZK	2,910	100,628
Berkshire Hathaway, Cl B *	4,115	1,321,244
BlackRock, Cl A	261	171,621
Blackstone, Cl A	2,157	184,725
Block, Cl A *	1,113	67,214
Brown & Brown	1,940	120,920
Capital One Financial	2,483	258,753
Carlyle Group	1,244	34,098
Cboe Global Markets	418	55,352
Charles Schwab	3,684	194,110
Chubb	4,424	821,979
Cincinnati Financial	1,521	146,776
Citigroup	11,887	526,832
Citizens Financial Group	4,036	104,048
CME Group, Cl A	1,094	195,552
CNA Financial	2,764	101,881
Commerce Bancshares	473	22,680
Discover Financial Services	2,139	219,761
East West Bancorp	9,222	441,273
Equitable Holdings	1,214	29,792
Erie Indemnity, Cl A	285	61,018
Everest Re Group	766	260,455
F&G Annuities & Life	40	827
FactSet Research Systems	295	113,543
Fidelity National Financial	3,034	103,581
Fidelity National Information Services	2,179	118,908
Fifth Third Bancorp	3,609	87,590
First American Financial	1,333	73,222
First Citizens BancShares, Cl A	181	225,743
Fiserv *	2,223	249,398
FleetCor Technologies *	691	156,546
Franklin Resources	1,281	30,757
Global Payments	459	44,840
Globe Life	732	75,528

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Goldman Sachs Group	1,441	$466,740
Hartford Financial Services Group	3,803	260,582
Huntington Bancshares	7,704	79,428
Interactive Brokers Group, Cl A	618	47,728
Intercontinental Exchange	2,316	245,380
Jack Henry & Associates	485	74,152
Jefferies Financial Group	2,359	70,935
JPMorgan Chase	19,816	2,689,229
KeyCorp	9,229	86,199
KKR	2,096	107,923
Loews	807	45,192
LPL Financial Holdings	431	83,950
M&T Bank	1,213	144,541
Markel Group *	130	170,915
Marsh & McLennan	1,584	274,317
Mastercard, Cl A	2,333	851,592
MetLife	4,794	237,543
Moody's	820	259,842
Morgan Stanley	8,918	729,136
Morningstar	165	33,776
MSCI, Cl A	350	164,686
Nasdaq	4,851	268,503
Northern Trust	1,093	78,609
Old Republic International	4,320	105,797
PayPal Holdings *	1,325	82,137
PNC Financial Services Group	1,285	148,842
Principal Financial Group	3,288	215,232
Progressive	3,763	481,325
Prudential Financial	2,161	170,049
Raymond James Financial	865	78,153
Regions Financial	32,427	560,014
S&P Global	546	200,617
State Street	2,158	146,787
Synchrony Financial	14,454	447,496
T Rowe Price Group	1,288	138,022
Tradeweb Markets, Cl A	588	39,367
Travelers	2,885	488,257
Truist Financial	4,534	138,151
Unum Group	2,696	117,141
US Bancorp	4,207	125,789
Visa, Cl A	3,092	683,425

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
FINANCIALS — continued
Wells Fargo	9,264	$368,800
Willis Towers Watson	667	145,973
WR Berkley	3,897	216,985
		23,614,772

HEALTH CARE — 5.7%
Abbott Laboratories	3,996	407,592
AbbVie	11,951	1,648,760
Agilent Technologies	1,063	122,957
Align Technology *	248	70,100
Alnylam Pharmaceuticals *	658	121,737
AmerisourceBergen, Cl A	2,726	463,829
Amgen	1,106	244,039
Avantor *	3,193	63,668
Baxter International	2,872	116,948
Becton Dickinson	1,061	256,507
Biogen *	723	214,304
BioMarin Pharmaceutical *	1,415	123,020
Bio-Rad Laboratories, Cl A *	108	40,322
Bio-Techne	492	40,241
Boston Scientific *	4,322	222,497
Bristol-Myers Squibb	9,439	608,249
Cardinal Health	2,324	191,265
Centene *	3,470	216,563
Charles River Laboratories International *	264	51,052
Chemed	99	52,843
Cigna Group	1,685	416,886
Cooper	416	154,556
CSL	245	48,793
CVS Health	5,945	404,438
Danaher	2,975	683,119
DexCom *	572	67,073
Edwards Lifesciences *	2,352	198,109
Elevance Health	1,500	671,730
Eli Lilly	5,104	2,191,964
Exact Sciences *	581	47,398
GE HealthCare Technologies	996	79,192
Gilead Sciences	7,489	576,204
HCA Healthcare	3,150	832,199
Hologic *	3,000	236,670

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
HEALTH CARE — continued
Horizon Therapeutics *	915	$91,527
Humana	1,143	573,637
IDEXX Laboratories *	630	292,805
Illumina *	350	68,828
Incyte *	539	33,175
Insulet *	150	41,138
Intuitive Surgical *	516	158,845
IQVIA Holdings *	654	128,779
Johnson & Johnson	7,785	1,207,142
Laboratory Corp of America Holdings	1,096	232,933
McKesson	2,358	921,601
Medtronic	3,147	260,446
Merck	28,518	3,148,672
Mettler-Toledo International *	197	260,408
Moderna *	2,623	334,983
Molina Healthcare *	1,602	438,788
Neurocrine Biosciences *	450	40,289
Pfizer	26,408	1,004,032
Quest Diagnostics	2,686	356,298
Regeneron Pharmaceuticals *	798	586,977
ResMed	1,060	223,437
Revvity	1,084	125,007
Royalty Pharma, Cl A	1,078	35,294
Seagen *	452	88,456
STERIS	377	75,389
Stryker	644	177,474
Teleflex	363	85,214
Thermo Fisher Scientific	1,172	595,915
United Therapeutics *	1,119	234,699
UnitedHealth Group	5,323	2,593,579
Veeva Systems, Cl A *	496	82,187
Vertex Pharmaceuticals *	1,243	402,198
Viatris, Cl W	3,810	34,862
Waters *	385	96,720
West Pharmaceutical Services	364	121,805
Zimmer Biomet Holdings	1,168	148,733
Zoetis, Cl A	3,324	541,845
		27,728,941

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — 5.6%
3M	3,841	$358,404
AECOM	1,506	117,543
AGCO	1,569	173,029
Air Lease, Cl A	1,150	43,723
Allegion	314	32,888
Allison Transmission Holdings	849	40,158
American Airlines Group *	2,284	33,758
AMETEK	1,729	250,826
Automatic Data Processing	1,790	374,092
Axon Enterprise *	200	38,582
Boeing *	1,331	273,787
Booz Allen Hamilton Holding, Cl A	3,837	385,925
Broadridge Financial Solutions	1,884	276,421
Builders FirstSource *	4,773	553,429
BWX Technologies	344	20,750
Carlisle	693	147,221
Carrier Global	3,583	146,545
Caterpillar	4,058	834,934
CH Robinson Worldwide	926	87,544
Cintas	1,065	502,829
Copart *	4,086	357,893
CoStar Group *	1,630	129,422
CSX	11,600	355,772
Cummins	2,595	530,444
Deere	1,154	399,261
Delta Air Lines *	5,204	189,061
Dover	2,936	391,457
Eaton	4,155	730,864
Emerson Electric	3,927	305,049
Equifax	903	188,384
Expeditors International of Washington	3,134	345,712
Experian	4,503	158,877
Fastenal	7,487	403,175
FedEx	1,611	351,166
Fortive	2,121	138,098
FTI Consulting *	199	37,414
General Dynamics	2,434	496,974
General Electric	2,990	303,575
Genpact	741	27,254
Graco	300	22,947
HEICO	516	79,763

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
HEICO, Cl A	651	$79,324
Honeywell International	1,385	265,366
Howmet Aerospace	4,905	209,689
Hubbell, Cl B	1,296	366,068
IDEX	1,243	247,556
Illinois Tool Works	1,178	257,664
Ingersoll Rand	7,014	397,413
ITT	1,543	117,515
Jacobs Solutions	2,804	307,318
JB Hunt Transport Services	1,738	290,194
Johnson Controls International	3,316	197,965
L3Harris Technologies	935	164,485
Landstar System	1,364	239,218
Leidos Holdings	1,634	127,550
Lockheed Martin	3,675	1,631,737
Masco	2,179	105,289
MDU Resources Group	736	21,477
Nordson	890	193,958
Norfolk Southern	1,198	249,400
Northrop Grumman	509	221,664
nVent Electric	1,407	61,036
Old Dominion Freight Line	1,981	614,982
Otis Worldwide	1,961	155,919
Owens Corning	1,234	131,211
PACCAR	5,996	412,405
Parker-Hannifin	1,702	545,389
Paychex	1,916	201,046
Paycom Software	173	48,463
Paylocity Holding *	162	27,986
Quanta Services	3,323	590,098
Raytheon Technologies	3,523	324,609
Regal Beloit	1,662	215,877
Republic Services, Cl A	1,669	236,380
Rockwell Automation	581	161,867
Rollins	2,592	101,917
Schneider Electric	3,162	547,023
Snap-on	917	228,205
Southwest Airlines	2,253	67,297
SS&C Technologies Holdings	2,984	164,001
Stanley Black & Decker	966	72,421
Textron	596	36,875

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INDUSTRIALS — continued
Timken	2,340	$167,427
Toro	245	23,968
Trane Technologies	3,992	651,614
TransDigm Group *	266	205,791
TransUnion	1,528	109,985
Uber Technologies *	1,520	57,654
U-Haul Holding *	93	4,908
U-Haul Holding, Cl B	1,577	72,999
Union Pacific	2,930	564,084
United Airlines Holdings *	14,602	693,084
United Parcel Service, Cl B	2,420	404,140
United Rentals	2,298	767,049
Valmont Industries	123	32,259
Verisk Analytics, Cl A	1,230	269,505
Waste Management	2,844	460,500
Watsco	340	110,286
WESCO International	1,030	141,501
Westinghouse Air Brake Technologies	1,800	166,734
WW Grainger	784	508,832
XPO *	1,012	47,493
Xylem	849	85,070
		26,815,690

INFORMATION TECHNOLOGY — 7.6%
Accenture, Cl A	4,097	1,253,354
Adobe *	886	370,162
Advanced Micro Devices *	3,281	387,847
Akamai Technologies *	2,398	220,904
Amdocs	1,283	120,820
Amphenol, Cl A	3,704	279,467
Analog Devices	1,775	315,400
ANSYS *	362	117,140
Apple	42,136	7,468,606
Applied Materials	3,034	404,432
Arista Networks *	1,320	219,569
Arrow Electronics *	1,279	161,973
Atlassian, Cl A *	212	38,327
Autodesk *	1,076	214,544
Avnet	1,588	69,618
Bentley Systems, Cl B	1,002	48,878

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Broadcom	1,697	$1,371,108
Cadence Design Systems *	2,020	466,438
CDW	2,462	422,701
Cisco Systems	10,410	517,065
Cloudflare, Cl A *	528	36,516
Cognizant Technology Solutions, Cl A	3,019	188,657
Corning	4,142	127,615
Crowdstrike Holdings, Cl A *	236	37,791
Datadog, Cl A *	325	30,846
Dell Technologies, Cl C	1,214	54,399
DocuSign, Cl A *	653	36,829
Dynatrace *	932	47,523
Enphase Energy *	1,042	181,183
Entegris	400	42,100
EPAM Systems *	688	176,555
Fair Isaac *	436	343,424
First Solar *	1,233	250,250
Fortinet *	5,815	397,339
Gartner *	747	256,116
Gen Digital	6,433	112,835
GLOBALFOUNDRIES *	868	50,630
GoDaddy, Cl A *	1,390	101,998
Hewlett Packard Enterprise	15,022	216,617
HP	4,159	120,861
HubSpot *	73	37,813
Intel	10,231	321,663
International Business Machines	3,886	499,701
Intuit	289	121,126
Jabil	2,214	198,197
Juniper Networks	1,278	38,813
Keysight Technologies *	2,743	443,817
KLA	1,907	844,782
Lam Research	1,154	711,672
Lattice Semiconductor *	1,981	161,075
Manhattan Associates *	333	60,413
Marvell Technology	3,339	195,298
Microchip Technology	3,411	256,712
Micron Technology	4,181	285,144
Microsoft	23,404	7,685,640
MongoDB, Cl A *	27	7,932
Monolithic Power Systems	140	68,587

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
INFORMATION TECHNOLOGY — continued
Motorola Solutions	2,195	$618,814
NetApp	1,110	73,648
NVIDIA	3,099	1,172,476
Okta, Cl A *	294	26,725
ON Semiconductor *	5,282	441,575
Oracle	3,908	414,013
Palantir Technologies, Cl A *	5,170	76,051
Palo Alto Networks *	528	112,670
PTC *	879	118,138
Qorvo *	1,222	118,852
QUALCOMM	5,201	589,845
Roper Technologies	433	196,677
Salesforce *	1,595	356,291
Seagate Technology Holdings	2,266	136,187
ServiceNow *	117	63,739
Skyworks Solutions	1,111	115,000
Snowflake, Cl A *	440	72,758
SolarEdge Technologies *	274	78,043
Splunk *	600	59,574
Synopsys *	1,374	625,115
TD SYNNEX	1,668	149,086
Teledyne Technologies *	930	361,445
Teradyne	2,561	256,587
Texas Instruments	2,972	516,771
Trimble *	1,952	91,100
Tyler Technologies *	104	41,284
Ubiquiti	823	134,272
VeriSign *	563	125,729
VMware, Cl A *	1,115	151,963
Western Digital *	2,861	110,806
Workday, Cl A *	241	51,090
Zebra Technologies, Cl A *	408	107,129
Zoom Video Communications, Cl A *	780	52,361
Zscaler *	219	29,670
		36,862,306

MATERIALS — 1.5%
Air Products & Chemicals	1,514	407,478
Albemarle	2,271	439,507
Amcor	15,203	146,557

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
MATERIALS — continued
Avery Dennison	562	$90,555
Ball	1,853	94,799
Celanese, Cl A	897	93,306
CF Industries Holdings	1,501	92,327
Chemours	3,750	99,338
Corteva	9,339	499,543
Crown Holdings	819	62,432
Dow	4,763	232,339
DuPont de Nemours	1,894	127,258
Eagle Materials	436	71,038
Eastman Chemical	425	32,763
Ecolab	912	150,526
Element Solutions	2,957	53,019
FMC	1,052	109,492
Freeport-McMoRan	12,316	422,931
Graphic Packaging Holding	1,990	47,561
Holcim Ltd	2,276	140,620
International Flavors & Fragrances	1,296	100,168
International Paper	4,561	134,276
Linde	799	282,574
LyondellBasell Industries, Cl A	2,752	235,406
Martin Marietta Materials	509	202,602
Mosaic	4,747	151,714
Newmont	1,835	74,409
Nucor	4,540	599,552
Olin	3,573	169,039
Packaging Corp of America	1,155	143,255
PPG Industries	1,244	163,325
Reliance Steel & Aluminum	1,973	463,024
RPM International	1,535	122,478
Sherwin-Williams	748	170,379
Silgan Holdings	979	44,045
Steel Dynamics	4,014	368,887
United States Steel	2,034	42,551
Vulcan Materials	514	100,487
Westlake	200	20,790
		7,002,350

REAL ESTATE — 0.1%
CBRE Group, Cl A *	3,991	299,005

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
REAL ESTATE — continued
Gaming and Leisure Properties ‡	679	$32,687
VICI Properties, Cl A ‡	1,617	50,014
		381,706

UTILITIES — 1.0%
AES	5,543	109,419
Alliant Energy	2,080	107,037
Ameren	2,056	166,680
American Electric Power	2,434	202,314
American Water Works	889	128,416
Atmos Energy	1,028	118,508
Avangrid	928	34,828
CenterPoint Energy	2,026	57,153
CMS Energy	2,386	138,340
Consolidated Edison	2,385	222,520
Constellation Energy	1,592	133,760
Dominion Energy	2,310	116,147
DTE Energy	954	102,650
Duke Energy	1,937	172,955
Edison International	2,205	148,881
Entergy	1,668	163,798
Essential Utilities	800	32,592
Evergy	1,889	109,279
Eversource Energy	1,681	116,376
Exelon	4,778	189,448
FirstEnergy	4,518	168,928
NextEra Energy	5,268	386,987
NiSource	547	14,709
PG&E *	11,835	200,485
Pinnacle West Capital	6,603	510,280
PPL	6,407	167,863
Public Service Enterprise Group	2,481	148,240
Sempra Energy	1,419	203,669
Southern	2,768	193,068
WEC Energy Group	243	21,226

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
UTILITIES — continued
Xcel Energy	931	$60,785
		4,647,341
		188,607,738

ZAMBIA — 0.0%
First Quantum Minerals	6,725	140,891
Total Common Stock
(Cost $193,190,198)		248,201,966

REGISTERED INVESTMENT COMPANIES — 46.7%
EQUITY FUNDS — 46.7%
AQR International Defensive Style Fund, Cl R6 *	392,855	5,279,976
AQR Large Cap Defensive Style Fund, Cl R6 *	346,877	8,664,984
Avantis Emerging Markets Equity ETF	229,154	11,883,927
Avantis International Equity ETF	68,174	3,795,928
Avantis International Small Cap Value ETF	87,677	4,916,049
DFA Emerging Markets Portfolio, Cl I *	571,987	14,843,067
DFA Emerging Markets Small Cap Portfolio, Cl I *	408,988	8,605,103
DFA Emerging Markets Targeted Value Portfolio, Cl I *	186,911	1,912,097
DFA International High Relative Profitability Portfolio, Cl I *	892,874	10,491,267
DFA International Real Estate Securities, Cl I *	1,811,986	6,541,269
DFA International Small Cap Growth Portfolio, Cl I *	113,213	1,601,970
DFA International Small Cap Value Portfolio, Cl I *	520,087	10,074,086
DFA International Value Portfolio, Cl I *	559,845	10,301,142
DFA Large Cap International Portfolio, Cl I *	766,676	18,775,885
DFA Real Estate Securities Portfolio, Cl I *	446,535	15,981,484
DFA US Small Cap Portfolio, Cl I *	239,062	9,110,650
DFA US Small Cap Value Portfolio, Cl I *	161,679	5,986,970
DFA US Targeted Value Portfolio, Cl I *	739,955	19,335,015
Dimensional Emerging Markets High Profitability	249,078	5,701,395
iShares MSCI Global Min Vol Factor ETF	328,328	31,637,686
Schwab International Small-Cap Equity ETF	70,162	2,292,193

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

REGISTERED INVESTMENT COMPANIES — continued

	Shares	Value
EQUITY FUNDS — continued
Vanguard Small Cap Value ETF	36,894	$5,602,723
Vanguard U.S. Quality Factor ETF	39,529	4,163,590
Vanguard U.S. Value Factor ETF	84,522	7,757,277

Total Registered Investment Companies
(Cost $187,943,878)		225,255,733

PREFERRED STOCK — 0.1%
BRAZIL — 0.1%
Cia Energetica de Minas Gerais(2)	24,479	56,212
Petroleo Brasileiro(2)	32,800	169,518

Total Preferred Stock
(Cost $192,736)		225,730

RIGHTS — 0.0%
	Number of Rights
Abiomed* (1)	241	3,762
Acer* (1)	19	—

Total Rights
(Cost $–)		3,762

SHORT-TERM INVESTMENT — 1.1%
	Shares
DWS Government Money Market Series, Institutional Shares, 5.170% (A)
(Cost $5,306,626)	5,306,626	5,306,626
Total Investments — 99.3%
(Cost $386,633,438)		$478,993,817

SYMMETRY PANORAMIC GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

A list of open futures contracts held by the Fund at May 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
MSCI EAFE Index	12	Jun-2023	$1,219,452	$1,232,040	$12,588
MSCI Emerging Markets	14	Jun-2023	672,243	669,760	(2,483)
SGX Nifty 50	101	Jun-2023	3,726,009	3,770,128	44,119
			$5,617,704	$5,671,928	$54,224

Percentages are based on Net Assets of $482,503,602.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Level 3 security in accordance with fair value hierarchy.
(2)	No Interest Rate Available
(A)	The rate reported is the 7-day effective yield as of May 31, 2023.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

Ltd. — Limited

MIN — Minimum

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers and Automated Quotations

NVDR — Non-Voting Depositary Receipt

S&P— Standard & Poor's

Ser — Series

SGX — Singapore Exchange

Vol — Volatility

Amounts designated as “—” are $0.

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 99.1%

	Shares	Value
EQUITY FUNDS — 99.1%
AQR Emerging Multi-Style II Fund, Cl R6 *	812,777	$7,331,247
AQR International Defensive Style Fund, Cl R6 *	121,743	1,636,231
AQR International Multi-Style Fund, Cl R6 *	1,038,391	12,138,786
AQR Large Cap Defensive Style Fund, Cl R6 *	101,779	2,542,433
AQR Large Capital Multi-Style Fund, Cl R6 *	1,078,063	17,518,516
Avantis Emerging Markets Equity ETF	56,104	2,909,553
Avantis International Equity ETF	54,414	3,029,772
Avantis International Small Cap Value ETF	23,085	1,294,376
DFA Emerging Markets Portfolio, Cl I *	151,617	3,934,457
DFA Emerging Markets Small Cap Portfolio, Cl I *	118,684	2,497,105
DFA Emerging Markets Targeted Value Portfolio, Cl I *	49,988	511,375
DFA International High Relative Profitability Portfolio, Cl I *	240,876	2,830,289
DFA International Small Cap Growth Portfolio, Cl I *	30,149	426,609
DFA International Small Cap Value Portfolio, Cl I *	155,222	3,006,656
DFA Large Cap International Portfolio, Cl I *	218,119	5,341,723
DFA Real Estate Securities Portfolio, Cl I *	67,366	2,411,030
DFA US High Relative Profitability Portfolio, Cl I *	412,431	7,390,756
Dimensional Emerging Markets High Profitability	68,000	1,556,520
Dimensional International Value ETF	91,494	2,877,486
Dimensional US Core Equity 2 ETF	145,685	3,688,744
Dimensional US Equity ETF	311,583	14,080,436
Dimensional US Marketwide Value ETF	218,573	7,064,279
Dimensional US Small Capital ETF	53,053	2,671,749
Dimensional US Targeted Value ETF	177,534	7,491,935
iShares MSCI Global Min Vol Factor ETF	88,678	8,545,012
Schwab International Small-Cap Equity ETF	21,798	712,141
Vanguard Small Cap Value ETF	8,931	1,356,262
Vanguard U.S. Quality Factor ETF	8,804	927,325
Vanguard U.S. Value Factor ETF	17,776	1,631,449
Total Registered Investment Companies
(Cost $112,830,762)		129,354,252

SYMMETRY PANORAMIC TAX-MANAGED GLOBAL EQUITY FUND

MAY 31, 2023 (UNAUDITED)

SHORT-TERM INVESTMENT — 0.9%

	Shares	Value
DWS Government Money Market Series, Institutional Shares, 5.170% (A)
(Cost $1,132,698)	1,132,698	$1,132,698

Total Investments — 100.0%
(Cost $113,963,460)		$130,486,950

Percentages are based on Net Assets of $130,425,039.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of May 31, 2023.

Cl — Class

ETF — Exchange-Traded Fund

Min — Minimum

MSCI — Morgan Stanley Capital International

Vol — Volatility

Amounts designated as “—” are $0.

SYMMETRY PANORAMIC US FIXED INCOME FUND

MAY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 99.3%

	Shares	Value
FIXED INCOME FUNDS — 99.3%
iShares Core 1-5 Year USD Bond ETF, Cl 5	646,812	$30,354,887
JPMorgan BetaBuilders US Agg	563,393	26,197,775
Vanguard Short-Term Bond Index Fund, Cl Institutional Plus *(A)	9,329,084	93,010,965
Vanguard Total Bond Market Index Fund, Cl Institutional Plus *(A)	8,230,373	79,093,885

Total Registered Investment Companies
(Cost $242,357,064)		228,657,512

SHORT-TERM INVESTMENT — 0.8%
DWS Government Money Market Series, Institutional Shares, 5.170% (B)
(Cost $1,958,543)	1,958,543	1,958,543

Total Investments — 100.1%
(Cost $244,315,607)		$230,616,055

Percentages are based on Net Assets of $230,417,824.

*	Non-income producing security.
(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of May 31, 2023.

Cl — Class

ETF — Exchange-Traded Fund

USD — U.S. Dollar

SYMMETRY PANORAMIC MUNICIPAL FIXED INCOME FUND

MAY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 99.0%

	Shares	Value
MUNICIPAL BOND FUNDS — 99.0%
DFA Intermediate-Term Municipal Bond Portfolio, Cl I *	1,012,944	$9,977,494
DFA Short-Term Municipal Bond Portfolio, Cl I *(A)	1,953,738	19,674,145
iShares National Muni Bond ETF	19,834	2,109,742
iShares Short-Term National Muni Bond ETF	44,715	4,634,263
Vanguard Tax-Exempt Bond Index ETF	84,350	4,217,500

Total Registered Investment Companies
(Cost $41,824,517)		40,613,144

SHORT-TERM INVESTMENT — 1.2%
DWS Government Money Market Series, Institutional Shares, 5.170% (B)
(Cost $493,796)	493,796	493,796

Total Investments — 100.2%
(Cost $42,318,313)		$41,106,940

Percentages are based on Net Assets of $41,032,659.

*	Non-income producing security.
(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of May 31, 2023.

Cl — Class

ETF — Exchange-Traded Fund

SYMMETRY PANORAMIC GLOBAL FIXED INCOME FUND

MAY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 99.1%

	Shares	Value
FIXED INCOME FUNDS — 99.1%
DFA Five-Year Global Fixed Income Portfolio, Cl I *	2,572,041	$25,797,572
JPMorgan BetaBuilders US Agg	953,300	44,328,450
Vanguard Total Bond Market Index Fund, Cl Institutional Plus * (A)	13,780,200	132,427,727
Vanguard Total International Bond Index Fund, Cl Institutional * (A)	5,371,499	157,331,199

Total Registered Investment Companies
(Cost $395,959,975)		359,884,948

SHORT-TERM INVESTMENT — 1.0%
DWS Government Money Market Series, Institutional Shares, 5.170% (B)
(Cost $3,594,747)	3,594,747	3,594,747

Total Investments — 100.1%
(Cost $399,554,722)		$363,479,695

Percentages are based on Net Assets of $363,281,107.

*	Non-income producing security.
(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of May 31, 2023.

Cl — Class

SYMMETRY PANORAMIC ALTERNATIVES FUND

MAY 31, 2023 (UNAUDITED)

SCHEDULE OF INVESTMENTS

REGISTERED INVESTMENT COMPANIES — 95.5%

	Shares	Value
EQUITY FUNDS — 95.5%
AQR Alternative Risk Premia Fund, Cl R6 *	57,602	$536,275
AQR Diversified Arbitrage Fund, Cl R6 * (A)	467,585	5,452,043
AQR Managed Futures Strategy Fund, Cl R6 *	304,428	2,706,364
AQR Style Premia Alternative Fund, Cl R6 *	287,806	2,103,862

Total Registered Investment Companies
(Cost $10,440,545)		10,798,544

SHORT-TERM INVESTMENT — 4.5%
DWS Government Money Market Series, Institutional Shares, 5.170% (B)
(Cost $503,922)	503,922	503,922

Total Investments — 100.0%
(Cost $10,944,467)		$11,302,466

Percentages are based on Net Assets of $11,302,070.

*	Non-income producing security.
(A)

Represents greater than 25% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov.

(B)	The rate reported is the 7-day effective yield as of May 31, 2023.

Cl — Class